UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Semi-Annual Report
March 31, 2024
State Street Institutional Investment Trust
State Street U.S. Core Equity Fund
State Street Income Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may find the fund’s prospectus and other information about the fund online at www.ssga.com or you also may get this information at no cost by calling 1-800-242-0134 or by sending an e-mail request to Statestreetfunds@ssga.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust
Semi-Annual Report
March 31, 2024 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus which contains important information concerning the Funds. You may find the fund’s prospectus and other information about the fund online at www.ssga.com or you also may get this information at no cost by calling 1-800-242-0134 or by sending an e-mail request to Statestreetfunds@ssga.com. Please read the prospectus carefully before you invest.

[This page intentionally left blank]

State Street U.S. Core Equity Fund
Fund Information — March 31, 2024 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $7,210,795 (in thousands) as of March 31, 2024 (a)(b)
Top Ten Largest Holdings
as of March 31, 2024 (as a % of Fair Value) (a)(b)
Microsoft Corp.	7.69%
NVIDIA Corp.	6.04%
Apple, Inc.	5.23%
Amazon.com, Inc.	4.57%
Alphabet, Inc., Class A	4.48%
Meta Platforms, Inc., Class A	3.14%
Mastercard, Inc., Class A	1.97%
Merck & Co., Inc.	1.95%
Broadcom, Inc.	1.92%
UnitedHealth Group, Inc.	1.81%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street U.S. Core Equity Fund	1

State Street U.S. Core Equity Fund
Understanding Your Fund’s Expenses — March 31, 2024 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2024.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value October 1, 2023	$1,000.00	$1,000.00
Ending Account value March 31, 2024	$1,268.70	$1,024.30
Expenses Paid During Period*	$ 0.79	$ 0.71
*	Expenses are equal to the Fund's annualized expense ratio of 0.14% (for the period October 1, 2023 - March 31, 2024), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2	State Street U.S. Core Equity Fund

State Street U.S. Core Equity Fund
Schedule of Investments — March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 99.1% †
Aerospace & Defense - 0.5%
RTX Corp.	393,311	$ 38,359,622
Apparel Retail - 0.4%
Ross Stores, Inc.	192,671	28,276,396
Application Software - 3.1%
Adobe, Inc. (a)	179,828	90,741,209
Intuit, Inc.	38,380	24,947,000
Salesforce, Inc.	347,435	104,640,473
		220,328,682
Automobile Manufacturers - 0.7%
General Motors Co.	663,271	30,079,340
Tesla, Inc. (a)	122,155	21,473,627
		51,552,967
Automotive Retail - 0.6%
O'Reilly Automotive, Inc. (a)	35,889	40,514,374
Biotechnology - 1.3%
BioMarin Pharmaceutical, Inc. (a)	754,558	65,903,096
Vertex Pharmaceuticals, Inc. (a)	63,245	26,437,042
		92,340,138
Broadline Retail - 4.6%
Amazon.com, Inc. (a)	1,824,883	329,172,396
Building Products - 0.6%
Trane Technologies PLC	137,002	41,128,000
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	108,496	66,610,034
Consumer Staples Merchandise Retail - 2.3%
Costco Wholesale Corp.	48,014	35,176,497
Target Corp.	475,621	84,284,797
Walmart, Inc.	786,027	47,295,245
		166,756,539
Diversified Banks - 3.2%
Bank of America Corp.	3,287,020	124,643,798
JPMorgan Chase & Co.	524,087	104,974,626
		229,618,424
Diversified Support Services - 0.8%
Cintas Corp. (b)	38,368	26,359,967
	Number of Shares	Fair Value
Copart, Inc. (a)	480,668	$ 27,840,291
		54,200,258
Electric Utilities - 0.6%
NextEra Energy, Inc.	656,078	41,929,945
Electrical Components & Equipment - 0.7%
Eaton Corp. PLC	161,365	50,455,608
Electronic Components - 1.1%
Amphenol Corp., Class A	701,528	80,921,255
Environmental & Facilities Services - 1.1%
Waste Management, Inc.	375,520	80,042,088
Financial Exchanges & Data - 2.0%
CME Group, Inc.	137,227	29,543,601
S&P Global, Inc.	271,260	115,407,567
		144,951,168
Healthcare Equipment - 2.8%
Becton Dickinson & Co.	351,377	86,948,239
Edwards Lifesciences Corp. (a)	237,091	22,656,416
IDEXX Laboratories, Inc. (a)	38,185	20,617,227
Penumbra, Inc. (a)	60,692	13,545,241
Teleflex, Inc.	88,944	20,116,464
Zimmer Biomet Holdings, Inc.	280,338	36,999,009
		200,882,596
Home Improvement Retail - 0.9%
Home Depot, Inc.	168,732	64,725,595
Hotels, Resorts & Cruise Lines - 0.2%
Marriott International, Inc., Class A	59,092	14,909,502
Household Products - 0.9%
Procter & Gamble Co.	413,176	67,037,806
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	195,725	40,172,556
Industrial Gases - 1.3%
Linde PLC	201,443	93,534,014
Industrial Machinery & Supplies & Components - 1.4%
Parker-Hannifin Corp.	177,370	98,580,472
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	104,786	21,583,820

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street U.S. Core Equity Fund	3

State Street U.S. Core Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Integrated Oil & Gas - 0.7%
Chevron Corp.	327,003	$ 51,581,453
Interactive Media & Services - 8.2%
Alphabet, Inc., Class C (a)	265,985	40,498,876
Alphabet, Inc., Class A (a)	2,140,001	322,990,351
Meta Platforms, Inc., Class A	466,171	226,363,314
		589,852,541
Investment Banking & Brokerage - 0.5%
Charles Schwab Corp.	510,122	36,902,225
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	81,395	28,212,321
Life Sciences Tools & Services - 2.1%
IQVIA Holdings, Inc. (a)	227,189	57,453,826
Thermo Fisher Scientific, Inc.	158,971	92,395,535
		149,849,361
Managed Healthcare - 2.3%
Humana, Inc.	104,752	36,319,614
UnitedHealth Group, Inc.	264,253	130,725,959
		167,045,573
Movies & Entertainment - 1.6%
Netflix, Inc. (a)(b)	37,921	23,030,561
Walt Disney Co.	745,281	91,192,583
		114,223,144
Multi-Line Insurance - 0.3%
American International Group, Inc.	261,786	20,463,812
Multi-Sector Holdings - 1.4%
Berkshire Hathaway, Inc., Class B (a)	233,789	98,312,950
Multi-Utilities - 1.0%
CMS Energy Corp.	558,021	33,670,987
Sempra	530,256	38,088,289
		71,759,276
Oil & Gas Equipment & Services - 1.3%
Schlumberger NV	1,675,475	91,832,785
Oil & Gas Exploration & Production - 1.7%
ConocoPhillips	682,444	86,861,472
	Number of Shares	Fair Value
Pioneer Natural Resources Co.	146,533	$ 38,464,913
		125,326,385
Other Specialty Retail - 0.6%
Ulta Beauty, Inc. (a)	76,884	40,201,106
Packaged Foods & Meats - 0.4%
Mondelez International, Inc., Class A	446,969	31,287,830
Personal Care Products - 0.8%
Kenvue, Inc.	2,822,619	60,573,404
Pharmaceuticals - 5.4%
AstraZeneca PLC ADR	1,281,907	86,849,199
Elanco Animal Health, Inc. (a)	1,081,732	17,610,597
Eli Lilly & Co.	39,268	30,548,933
Johnson & Johnson	723,039	114,377,540
Merck & Co., Inc.	1,062,815	140,238,439
		389,624,708
Property & Casualty Insurance - 1.1%
Chubb Ltd.	311,031	80,597,463
Rail Transportation - 0.6%
Union Pacific Corp.	175,701	43,210,147
Reinsurance - 0.1%
RenaissanceRe Holdings Ltd.	43,568	10,239,787
Restaurants - 0.5%
McDonald's Corp.	114,107	32,172,469
Semiconductor Materials & Equipment - 1.5%
Applied Materials, Inc.	374,721	77,278,712
ASML Holding NV	32,318	31,363,649
		108,642,361
Semiconductors - 10.2%
Advanced Micro Devices, Inc. (a)	326,038	58,846,599
Broadcom, Inc.	104,439	138,424,495
NVIDIA Corp.	481,837	435,368,640
ON Semiconductor Corp. (a)	881,839	64,859,258
Texas Instruments, Inc.	220,399	38,395,710
		735,894,702
Soft Drinks & Non-alcoholic Beverages - 1.1%
Monster Beverage Corp. (a)	567,695	33,652,959

See Notes to Schedules of Investments and Notes to Financial Statements.
4	State Street U.S. Core Equity Fund

State Street U.S. Core Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
PepsiCo, Inc.	274,569	$ 48,052,321
		81,705,280
Specialty Chemicals - 0.5%
Ecolab, Inc.	73,709	17,019,408
International Flavors & Fragrances, Inc. (b)	90,636	7,793,790
PPG Industries, Inc.	72,298	10,475,980
		35,289,178
Systems Software - 9.0%
Microsoft Corp.	1,317,592	554,337,306
Oracle Corp.	364,344	45,765,250
ServiceNow, Inc. (a)	67,220	51,248,528
		651,351,084
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	2,201,145	377,452,345
Telecom Tower REITs - 1.2%
American Tower Corp.	439,160	86,773,624
Trading Companies & Distributors - 1.5%
United Rentals, Inc.	116,332	83,888,169
WW Grainger, Inc.	26,377	26,833,322
		110,721,491
Transaction & Payment Processing Services - 3.9%
Fidelity National Information Services, Inc.	151,667	11,250,658
	Number of Shares	Fair Value
Mastercard, Inc., Class A	294,693	$ 141,915,308
Visa, Inc., Class A	464,795	129,714,989
		282,880,955
Water Utilities - 0.9%
American Water Works Co., Inc.	508,890	62,191,447
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	98,676	16,105,897
Total Common Stock (Cost $4,041,608,760)		7,140,861,359
Short-Term Investments - 1.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.30% (c)(d) (Cost $69,933,230)	69,933,230	69,933,230
Total Investments (Cost $4,111,541,990)		7,210,794,589
Liabilities in Excess of Other Assets, net - (0.1)%		(5,758,256)
NET ASSETS - 100.0%		$ 7,205,036,333

Other Information:
The Fund had the following short futures contracts open at March 31, 2024:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	June 2024	104	(27,262,513)	(27,604,436)	$ (341,923)
During the period ended March 31, 2024, the average notional value related to long and short futures contracts were $72,527,589 and $3,943,457, respectively.
(a)	Non-income producing security.
(b)	At March 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street U.S. Core Equity Fund	5

State Street U.S. Core Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
†	Percentages are based on net assets as of March 31, 2024.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 7,140,861,359	$ —	$ —	$ 7,140,861,359
Short-Term Investments	69,933,230	—	—	69,933,230
Total Investments in Securities	$ 7,210,794,589	$ —	$ —	$ 7,210,794,589
Other Financial Instruments
Short Futures Contracts - Unrealized Depreciation	$ (341,923)	$ —	$ —	$ (341,923)
Total Other Financial Instruments	$ (341,923)	$ —	$ —	$ (341,923)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	207,361,567	$207,361,567	$372,117,111	$509,545,448	$—	$—	69,933,230	$69,933,230	$4,394,543
See Notes to Schedules of Investments and Notes to Financial Statements.
6	State Street U.S. Core Equity Fund

State Street Income Fund
Fund Information — March 31, 2024 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $1,506,306 (in thousands) as of March 31, 2024 (a)(b)
Quality Ratings
as of March 31, 2024 as a % of Fair Value (a)(b)
Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	3.97%
Aa / AA	53.89%
A / A	8.05%
Baa / BBB	16.93%
Ba / BB and lower	1.90%
NR / Other	15.26%
100.00%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
State Street Income Fund	7

State Street Income Fund
Understanding Your Fund’s Expenses — March 31, 2024 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2024.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value October 1, 2023	$1,000.00	$1,000.00
Ending Account value March 31, 2024	$1,065.70	$1,024.10
Expenses Paid During Period*	$ 0.98	$ 0.96
*	Expenses are equal to the Fund's annualized expense ratio of 0.19% (for the period October 1, 2023 - March 31, 2024), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

8	State Street Income Fund

State Street Income Fund
Schedule of Investments — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 97.9% †
U.S. Treasuries - 34.0%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$ 14,576,000	$ 9,975,450
3.00%, 08/15/48 (a)	31,799,000	24,818,126
4.13%, 08/15/53 (a)	6,512,000	6,263,730
4.38%, 08/15/43 (a)	12,825,000	12,680,719
U.S. Treasury Notes
0.25%, 07/31/25 (a)	23,696,000	22,289,975
0.75%, 01/31/28 (a)	81,513,000	71,323,875
1.25%, 11/30/26 (a)	9,561,000	8,791,638
1.63%, 05/15/31 (a)	8,951,000	7,545,413
2.63%, 02/15/29 (a)	11,059,000	10,276,230
2.75%, 08/15/32 (a)	3,250,500	2,916,816
3.50%, 04/30/28 (a)	32,720,000	31,746,069
3.88%, 12/31/27 - 08/15/33 (a)	46,938,100	45,806,557
4.25%, 10/15/25 - 12/31/25 (a)	78,464,400	77,823,773
4.63%, 10/15/26 - 09/30/30 (a)	86,611,000	87,914,730
5.00%, 09/30/25 (a)	24,602,000	24,662,544
		444,835,645
Agency Mortgage Backed - 26.1%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49	35,085,109	30,982,015
4.50%, 06/01/33 - 02/01/35	20,058	19,827
5.00%, 07/01/35	261,039	261,624
5.50%, 01/01/38 - 04/01/39	460,639	471,753
6.00%, 06/01/33 - 11/01/37	924,250	962,832
6.50%, 07/01/29	8,458	8,738
7.00%, 01/01/27 - 08/01/36	207,581	220,895
7.50%, 01/01/28 - 09/01/33	19,144	19,752
8.00%, 11/01/30	1,363	1,424
8.50%, 04/01/30	3,091	3,359
Federal National Mortgage Association
2.50%, 03/01/51	14,944,538	12,355,194
3.00%, 03/01/50	6,378,230	5,562,905
3.50%, 08/01/45 - 01/01/48	14,209,963	12,999,179
4.00%, 01/01/41 - 01/01/50	15,884,555	14,994,450
4.50%, 07/01/33 - 12/01/48	7,734,487	7,523,524
5.00%, 03/01/34 - 05/01/39	729,237	730,284
5.50%, 12/01/32 - 01/01/39	2,418,649	2,473,095
6.00%, 02/01/33 - 05/01/41	4,292,110	4,444,815
6.50%, 02/01/29 - 08/01/36	134,738	141,123
7.00%, 10/01/32 - 02/01/34	32,667	34,626
7.50%, 12/01/26 - 03/01/33	70,292	73,136
	Principal Amount	Fair Value
8.00%, 06/01/24 - 10/01/31	$ 16,404	$ 16,702
8.50%, 04/01/30	5,383	5,738
Federal National Mortgage Association 1.60% + 1 yr. USD RFUCCT
4.97%, 04/01/37 (b)	8,902	8,918
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45	34,324,877	30,792,917
3.50%, 08/20/48	5,321,925	4,892,777
4.00%, 01/20/41 - 04/20/43	4,230,548	4,060,228
4.50%, 08/15/33 - 03/20/41	1,691,887	1,672,088
5.00%, 08/15/33	83,091	83,561
6.00%, 04/15/27 - 04/15/35	342,602	354,606
6.50%, 05/15/24 - 09/15/36	194,791	202,711
7.00%, 03/15/26 - 10/15/36	152,402	159,239
7.50%, 01/15/28 - 10/15/28	36,628	36,894
8.00%, 12/15/29 - 05/15/30	406	414
Government National Mortgage Association 1.50% + 1 yr. CMT
3.63%, 09/20/24 (b)	26	26
3.75%, 10/20/24 - 10/20/25 (b)	249	245
Government National Mortgage Association, TBA
5.00%, 04/01/54	17,977,431	17,666,997
Uniform Mortgage-Backed Security, TBA
2.00%, 04/01/54	59,776,852	47,330,654
2.50%, 04/01/54	68,690,669	56,813,228
3.00%, 04/01/54	32,322,094	27,822,309
3.50%, 04/01/54	21,501,554	19,251,352
5.00%, 04/01/54	23,278,191	22,715,022
5.50%, 04/01/39	12,937,947	13,033,041
		341,204,217
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29	6,504,000	5,860,306
4.05%, 09/25/28 (b)	1,713,000	1,668,678
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (c)	76,055	10,456
7.50%, 07/15/27 (c)	1,991	132
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (d)	1,580	1,453

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	9

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
8.00%, 07/01/24 (c)	$ 199	$ 2
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (b)(c)	3,064,810	43,291
Federal National Mortgage Association Interest STRIPS
0.01%, 12/25/34 (d)	77,782	62,906
4.50%, 08/25/35 - 01/25/36 (c)	168,870	22,429
5.00%, 03/25/38 - 05/25/38 (c)	107,059	17,235
5.50%, 12/25/33 (c)	31,307	5,280
6.00%, 01/25/35 (c)	125,720	21,868
8.00%, 07/25/24 (c)	339	3
Federal National Mortgage Association REMICS
1.18%, 12/25/42 (b)(c)	397,518	11,828
5.00%, 02/25/40 - 09/25/40 (c)	149,421	14,059
Federal National Mortgage Association REMICS 5.89% + SOFR
0.57%, 07/25/38 (b)(c)	106,425	7,733
Federal National Mortgage Association REMICS 6.44% + SOFR
1.12%, 11/25/41 (b)(c)	12,486,318	1,328,579
		9,076,238
Asset Backed - 0.0%*
Chase Funding Trust
4.99%, 11/25/33	185,233	182,356
		182,356
Corporate Notes - 30.4%
3M Co.
3.13%, 09/19/46	257,000	177,710
7-Eleven, Inc.
0.95%, 02/10/26 (e)	1,134,000	1,047,782
Abbott Laboratories
3.75%, 11/30/26	335,000	327,516
4.90%, 11/30/46	311,000	303,020
AbbVie, Inc.
2.60%, 11/21/24	590,000	579,303
2.95%, 11/21/26	583,000	555,045
3.20%, 05/14/26 - 11/21/29	780,000	733,485
4.05%, 11/21/39	238,000	211,929
4.25%, 11/21/49	320,000	276,970
4.30%, 05/14/36	253,000	237,509
	Principal Amount	Fair Value
4.40%, 11/06/42	$ 227,000	$ 205,837
4.63%, 10/01/42	54,000	50,288
4.70%, 05/14/45	96,000	89,672
4.88%, 11/14/48	78,000	74,617
5.05%, 03/15/34	970,000	981,999
5.40%, 03/15/54	261,000	268,634
5.50%, 03/15/64	304,000	312,558
Advanced Micro Devices, Inc.
4.39%, 06/01/52	362,000	321,601
AEP Texas, Inc.
3.45%, 05/15/51	617,000	423,731
AEP Transmission Co. LLC
5.40%, 03/15/53	316,000	314,363
Aetna, Inc.
3.50%, 11/15/24	238,000	234,770
Aircastle Ltd.
4.25%, 06/15/26	337,000	327,456
Alcoa Nederland Holding BV
5.50%, 12/15/27 (e)	646,000	640,089
Alcon Finance Corp.
2.60%, 05/27/30 (e)	358,000	309,115
3.80%, 09/23/49 (e)	200,000	156,024
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	194,000	147,492
2.95%, 03/15/34	340,000	279,721
3.55%, 03/15/52	326,000	229,693
4.70%, 07/01/30	116,000	112,600
Allstate Corp.
4.20%, 12/15/46	351,000	291,414
Allstate Corp. 3.20% + 3 mo. Term SOFR
8.51%, 08/15/53 (b)	459,000	459,427
Ally Financial, Inc.
2.20%, 11/02/28	486,000	416,954
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41	275,000	215,198
4.00%, 02/04/61	94,000	68,878
4.25%, 08/09/42	31,000	25,417
4.45%, 05/06/50	145,000	115,479
4.50%, 05/02/43	100,000	84,120
Amazon.com, Inc.
1.50%, 06/03/30	142,000	118,581
2.50%, 06/03/50	202,000	128,856
2.70%, 06/03/60	136,000	84,259
2.88%, 05/12/41	341,000	259,675
3.25%, 05/12/61	221,000	155,244
4.25%, 08/22/57	59,000	51,344

See Notes to Schedules of Investments and Notes to Financial Statements.
10	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Ameren Corp.
2.50%, 09/15/24	$ 853,000	$ 840,094
3.65%, 02/15/26	187,000	180,951
American Electric Power Co., Inc.
2.30%, 03/01/30	204,000	173,580
3.25%, 03/01/50	170,000	117,603
American Honda Finance Corp.
5.85%, 10/04/30	1,296,000	1,355,914
American International Group, Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 mo. Term SOFR therafter)
5.75%, 04/01/48 (b)	59,000	57,862
American Tower Corp.
1.50%, 01/31/28	631,000	550,667
2.90%, 01/15/30	221,000	194,544
3.70%, 10/15/49	130,000	96,677
3.80%, 08/15/29	273,000	254,695
American Water Capital Corp.
2.95%, 09/01/27	193,000	180,553
5.45%, 03/01/54	1,506,000	1,519,825
Amgen, Inc.
2.00%, 01/15/32	331,000	267,647
2.45%, 02/21/30	88,000	76,927
3.00%, 01/15/52	231,000	156,470
3.15%, 02/21/40	408,000	314,409
3.38%, 02/21/50	110,000	80,266
4.66%, 06/15/51	82,000	72,523
5.51%, 03/02/26	632,000	631,716
5.60%, 03/02/43	376,000	382,204
5.65%, 03/02/53	352,000	358,737
5.75%, 03/02/63	329,000	335,626
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	542,000	487,903
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26	138,000	134,854
4.70%, 02/01/36	543,000	527,041
4.90%, 02/01/46	287,000	272,854
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	291,000	270,936
4.00%, 04/13/28	81,000	79,025
4.35%, 06/01/40	283,000	256,706
4.38%, 04/15/38	458,000	425,940
4.60%, 04/15/48	32,000	29,135
	Principal Amount	Fair Value
4.75%, 04/15/58	$ 126,000	$ 116,318
5.55%, 01/23/49	300,000	312,972
ANZ Bank New Zealand Ltd. (5.55% fixed rate until 08/11/27; 2.70% + 5 yr. CMT therafter)
5.55%, 08/11/32 (b)(e)	973,000	975,617
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	389,000	248,707
Aon North America, Inc.
5.45%, 03/01/34	2,579,000	2,607,163
Apollo Debt Solutions BDC
6.90%, 04/13/29 (e)	640,000	646,605
Apollo Management Holdings LP
2.65%, 06/05/30 (e)	193,000	165,034
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 yr. CMT therafter)
4.95%, 01/14/50 (b)(e)	342,000	322,581
Apple, Inc.
2.20%, 09/11/29	247,000	219,588
2.65%, 02/08/51	506,000	333,206
2.80%, 02/08/61	271,000	172,974
2.95%, 09/11/49	163,000	115,438
3.35%, 02/09/27	118,000	113,987
3.45%, 02/09/45	416,000	335,204
3.85%, 08/04/46	375,000	317,452
3.95%, 08/08/52	328,000	276,212
4.85%, 05/10/53	986,000	980,321
Applied Materials, Inc.
4.35%, 04/01/47	142,000	127,880
Aptiv PLC
4.40%, 10/01/46	170,000	134,523
ArcelorMittal SA
4.55%, 03/11/26	1,521,000	1,497,729
6.80%, 11/29/32	210,000	224,610
Archer-Daniels-Midland Co.
2.50%, 08/11/26	129,000	121,986
ARES Capital Corp.
2.88%, 06/15/28	743,000	662,489
3.25%, 07/15/25	1,526,000	1,474,833
Arthur J Gallagher & Co.
3.50%, 05/20/51	262,000	186,227
Ascension Health
4.85%, 11/15/53	352,000	337,850
Ashtead Capital, Inc.
1.50%, 08/12/26 (e)	600,000	546,816

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	11

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
5.55%, 05/30/33 (e)	$ 305,000	$ 299,763
Astrazeneca Finance LLC
1.75%, 05/28/28	523,000	464,162
5.00%, 02/26/34	860,000	863,517
AstraZeneca PLC
3.00%, 05/28/51	281,000	197,352
4.00%, 01/17/29	108,000	104,696
4.38%, 08/17/48	69,000	61,718
AT&T, Inc.
2.75%, 06/01/31	1,532,000	1,319,266
3.65%, 06/01/51	1,235,000	905,206
3.85%, 06/01/60	427,000	308,969
4.35%, 03/01/29	440,000	428,846
4.50%, 05/15/35	312,000	290,971
4.55%, 03/09/49	170,000	145,784
4.75%, 05/15/46	100,000	89,549
4.85%, 03/01/39	410,000	382,817
5.40%, 02/15/34	554,000	561,147
Athene Holding Ltd.
4.13%, 01/12/28	168,000	161,851
6.15%, 04/03/30	329,000	342,278
Atmos Energy Corp.
6.20%, 11/15/53	377,000	425,135
Avangrid, Inc.
3.15%, 12/01/24	507,000	498,467
BAE Systems PLC
5.30%, 03/26/34 (e)	1,000,000	1,004,770
5.50%, 03/26/54 (e)	570,000	575,939
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26	495,000	464,637
Bank of America Corp.
3.25%, 10/21/27	402,000	381,052
4.18%, 11/25/27	471,000	456,752
4.25%, 10/22/26	466,000	456,051
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR therafter)
2.09%, 06/14/29 (b)	850,000	751,128
Bank of America Corp. (2.97% fixed rate until 02/04/32; 1.33% + SOFR therafter)
2.97%, 02/04/33 (b)	2,453,000	2,081,174
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR therafter)
2.97%, 07/21/52 (b)	651,000	438,728
	Principal Amount	Fair Value
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3 mo. Term SOFR therafter)
3.37%, 01/23/26 (b)	$ 203,000	$ 199,257
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR therafter)
3.42%, 12/20/28 (b)	226,000	212,160
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3 mo. Term SOFR therafter)
3.56%, 04/23/27 (b)	370,000	357,061
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR therafter)
3.71%, 04/24/28 (b)	500,000	478,315
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT therafter)
3.85%, 03/08/37 (b)	526,000	465,173
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR therafter)
3.95%, 01/23/49 (b)	299,000	245,213
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR therafter)
4.24%, 04/24/38 (b)	311,000	279,633
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR therafter)
4.27%, 07/23/29 (b)	111,000	107,005
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 mo. Term SOFR therafter)
4.30%, 04/20/54 (b)	499,000	486,580
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR therafter)
5.29%, 04/25/34 (b)	1,160,000	1,156,833
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR therafter)
5.47%, 01/23/35 (b)	741,000	746,469

See Notes to Schedules of Investments and Notes to Financial Statements.
12	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR therafter)
5.87%, 09/15/34 (b)	$ 1,264,000	$ 1,311,918
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR therafter)
4.63%, 04/20/54 (b)	404,000	383,081
Bank of Nova Scotia 2.91% + 3 mo. Term SOFR
8.24%, 12/01/30 (b)	445,000	425,683
Barclays PLC
4.38%, 01/12/26	510,000	500,473
4.84%, 05/09/28	276,000	268,010
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 yr. CMT therafter)
2.65%, 06/24/31 (b)	807,000	681,907
Barclays PLC (2.85% fixed rate until 05/07/25; 2.71% + SOFR therafter)
2.85%, 05/07/26 (b)	712,000	690,220
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 mo. Term SOFR therafter)
4.97%, 05/16/29 (b)	507,000	496,546
Barrick North America Finance LLC
5.70%, 05/30/41	43,000	44,135
BAT Capital Corp.
2.73%, 03/25/31	330,000	277,754
3.73%, 09/25/40	158,000	117,377
4.39%, 08/15/37	244,000	205,070
4.54%, 08/15/47	125,000	96,331
4.91%, 04/02/30	218,000	213,291
5.83%, 02/20/31	495,000	501,455
6.00%, 02/20/34	665,000	673,113
6.42%, 08/02/33	276,000	288,627
7.08%, 08/02/53	314,000	338,982
Baxter International, Inc.
1.92%, 02/01/27	1,108,000	1,011,604
2.27%, 12/01/28	390,000	344,035
2.54%, 02/01/32	197,000	163,262
3.13%, 12/01/51	290,000	189,790
3.95%, 04/01/30	324,000	303,711
Baylor Scott & White Holdings
2.84%, 11/15/50	66,000	44,910
Becton Dickinson & Co.
3.70%, 06/06/27	208,000	199,851
3.73%, 12/15/24	3,000	2,961
	Principal Amount	Fair Value
4.67%, 06/06/47	$ 31,000	$ 27,780
4.69%, 12/15/44	37,000	33,434
5.11%, 02/08/34	858,000	852,183
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	135,000	127,371
3.70%, 07/15/30	303,000	283,899
3.80%, 07/15/48	118,000	90,418
4.25%, 10/15/50	258,000	209,553
6.13%, 04/01/36 (a)	119,000	126,564
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50	715,000	483,612
4.25%, 01/15/49	161,000	143,957
Berry Global, Inc.
4.88%, 07/15/26 (e)	706,000	692,522
5.65%, 01/15/34 (e)	308,000	306,398
BHP Billiton Finance USA Ltd.
5.25%, 09/08/33	426,000	431,227
5.50%, 09/08/53	146,000	150,765
Biogen, Inc.
2.25%, 05/01/30	112,000	94,672
BlackRock Funding, Inc.
5.00%, 03/14/34	760,000	763,405
5.25%, 03/14/54	430,000	432,064
Block Financial LLC
2.50%, 07/15/28	317,000	281,639
3.88%, 08/15/30	101,000	91,773
BNP Paribas SA (2.82% fixed rate until 11/19/24; 1.37% + 3 mo. Term SOFR therafter)
2.82%, 11/19/25 (b)(e)	605,000	593,487
BNP Paribas SA (5.13% fixed rate until 11/15/27; 2.84% + 5 yr. USD Swap therafter)
5.13%, 04/20/54 (b)(e)	600,000	537,078
Boardwalk Pipelines LP
4.80%, 05/03/29	214,000	210,856
Boeing Co.
2.20%, 02/04/26	605,000	566,540
2.70%, 02/01/27	518,000	477,182
2.95%, 02/01/30	133,000	114,831
3.25%, 03/01/28	67,000	61,412
3.55%, 03/01/38	88,000	66,361
3.75%, 02/01/50	134,000	93,226
5.04%, 05/01/27	763,000	748,442
5.15%, 05/01/30	430,000	416,132
5.81%, 05/01/50	304,000	287,520
Boston Properties LP
3.40%, 06/21/29	554,000	497,126

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	13

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Boston Scientific Corp.
4.70%, 03/01/49	$ 39,000	$ 36,091
BP Capital Markets America, Inc.
3.00%, 02/24/50	299,000	203,945
3.38%, 02/08/61	301,000	208,247
4.81%, 02/13/33	497,000	490,395
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 yr. CMT therafter)
4.38%, 01/28/25 (b)	95,000	93,204
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT therafter)
4.88%, 04/20/54 (b)	328,000	313,404
Bristol-Myers Squibb Co.
1.45%, 11/13/30	257,000	208,848
2.35%, 11/13/40	163,000	111,119
3.20%, 06/15/26	125,000	120,533
3.40%, 07/26/29	70,000	65,766
3.55%, 03/15/42	158,000	126,681
4.13%, 06/15/39	213,000	188,754
4.25%, 10/26/49	213,000	181,981
4.35%, 11/15/47	29,000	25,026
4.55%, 02/20/48	59,000	52,800
5.20%, 02/22/34	795,000	807,418
Brixmor Operating Partnership LP
2.25%, 04/01/28	445,000	395,414
3.90%, 03/15/27	88,000	84,440
Broadcom, Inc.
3.14%, 11/15/35 (e)	147,000	118,827
3.19%, 11/15/36 (e)	19,000	15,104
3.42%, 04/15/33 (e)	1,146,000	992,104
3.47%, 04/15/34 (e)	17,000	14,576
4.15%, 11/15/30	153,000	144,743
4.30%, 11/15/32	249,000	234,112
4.93%, 05/15/37 (e)	205,000	194,424
Brown-Forman Corp.
4.00%, 04/15/38	57,000	50,615
Bunge Ltd. Finance Corp.
3.75%, 09/25/27	76,000	72,952
Burlington Northern Santa Fe LLC
4.15%, 12/15/48	220,000	186,188
4.55%, 09/01/44	331,000	300,492
Cameron LNG LLC
3.30%, 01/15/35 (e)	106,000	88,156
	Principal Amount	Fair Value
Campbell Soup Co.
5.40%, 03/21/34	$ 430,000	$ 433,113
Canadian Natural Resources Ltd.
3.85%, 06/01/27	238,000	229,422
4.95%, 06/01/47	166,000	149,800
Canadian Pacific Railway Co.
1.75%, 12/02/26	517,000	474,870
3.10%, 12/02/51	171,000	117,561
3.50%, 05/01/50	196,000	146,924
Cantor Fitzgerald LP
4.88%, 05/01/24 (e)	853,000	851,942
Capital One Financial Corp.
3.75%, 07/28/26	464,000	447,138
Cardinal Health, Inc.
3.08%, 06/15/24	151,000	150,130
Carlisle Cos., Inc.
2.20%, 03/01/32	608,000	488,163
Carrier Global Corp.
2.72%, 02/15/30	242,000	214,042
3.58%, 04/05/50	566,000	422,298
5.90%, 03/15/34	285,000	299,646
Cenovus Energy, Inc.
2.65%, 01/15/32	225,000	186,818
3.75%, 02/15/52	299,000	219,221
Centene Corp.
3.00%, 10/15/30	215,000	184,300
4.25%, 12/15/27	1,316,000	1,254,938
CenterPoint Energy, Inc.
2.65%, 06/01/31	428,000	362,572
Charles Schwab Corp.
2.45%, 03/03/27	3,107,000	2,894,947
2.90%, 03/03/32	191,000	163,739
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT therafter)
4.00%, 07/12/24 (b)	552,000	466,054
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR therafter)
5.64%, 05/19/29 (b)	1,106,000	1,122,369
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR therafter)
6.14%, 08/24/34 (b)	830,000	867,458

See Notes to Schedules of Investments and Notes to Financial Statements.
14	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	$ 341,000	$ 229,442
3.70%, 04/01/51	1,038,000	642,179
4.80%, 03/01/50	513,000	379,538
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	597,000	597,490
Cheniere Energy Partners LP
4.50%, 10/01/29	925,000	880,554
Cheniere Energy, Inc.
5.65%, 04/15/34 (e)	430,000	432,726
Chevron Corp.
2.24%, 05/11/30	112,000	98,036
Chevron USA, Inc.
3.85%, 01/15/28	396,000	387,229
3.90%, 11/15/24	137,000	135,762
Chubb INA Holdings, Inc.
4.35%, 11/03/45	177,000	157,665
Church & Dwight Co., Inc.
2.30%, 12/15/31	283,000	235,190
Cigna Group
2.40%, 03/15/30	195,000	168,418
3.25%, 04/15/25	203,000	198,518
3.40%, 03/01/27 - 03/15/51	367,000	299,416
4.38%, 10/15/28	112,000	109,296
Cisco Systems, Inc.
5.30%, 02/26/54	860,000	883,091
5.35%, 02/26/64	860,000	881,190
5.90%, 02/15/39	130,000	141,422
Citadel Finance LLC
3.38%, 03/09/26 (e)	2,500,000	2,344,100
Citibank NA
5.80%, 09/29/28	3,126,000	3,236,535
Citigroup, Inc.
4.45%, 09/29/27	274,000	266,465
4.65%, 07/23/48	593,000	536,612
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR therafter)
2.56%, 05/01/32 (b)	377,000	314,045
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR therafter)
2.98%, 11/05/30 (b)	229,000	203,377
	Principal Amount	Fair Value
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR therafter)
3.79%, 03/17/33 (b)	$ 1,841,000	$ 1,644,657
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR therafter)
3.88%, 01/24/39 (b)	108,000	91,987
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR therafter)
4.70%, 04/20/54 (b)	749,000	732,769
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR therafter)
6.17%, 05/25/34 (b)	497,000	504,952
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (e)	658,000	616,375
Clorox Co.
1.80%, 05/15/30	306,000	255,568
CME Group, Inc.
2.65%, 03/15/32	246,000	212,480
3.75%, 06/15/28	118,000	114,579
CMS Energy Corp.
4.88%, 03/01/44	402,000	374,921
Coca-Cola Co.
2.60%, 06/01/50	249,000	162,714
2.75%, 06/01/60	169,000	110,046
Comcast Corp.
2.65%, 08/15/62	185,000	105,261
2.80%, 01/15/51	210,000	134,247
2.89%, 11/01/51	196,000	127,331
2.94%, 11/01/56	163,000	102,649
2.99%, 11/01/63	155,000	95,269
3.20%, 07/15/36	226,000	185,573
3.25%, 11/01/39	366,000	287,025
3.97%, 11/01/47	251,000	201,699
4.15%, 10/15/28	249,000	243,056
CommonSpirit Health
4.35%, 11/01/42	1,029,000	890,239
Commonwealth Bank of Australia
3.78%, 03/14/32 (e)	600,000	528,822
Conagra Brands, Inc.
5.30%, 11/01/38	99,000	94,277
5.40%, 11/01/48	98,000	92,060
ConocoPhillips Co.
5.55%, 03/15/54	487,000	501,556
5.70%, 09/15/63	502,000	525,694

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	15

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26	$ 305,000	$ 287,466
3.35%, 04/01/30	118,000	108,823
3.88%, 06/15/47	140,000	110,706
3.95%, 04/01/50	197,000	160,297
Constellation Brands, Inc.
3.15%, 08/01/29	522,000	476,174
3.70%, 12/06/26	244,000	235,336
4.50%, 05/09/47	216,000	185,052
Constellation Energy Generation LLC
6.50%, 10/01/53	332,000	366,023
Continental Resources, Inc.
2.88%, 04/01/32 (e)	357,000	291,351
3.80%, 06/01/24	1,999,000	1,992,283
COPT Defense Properties LP
2.00%, 01/15/29	364,000	305,538
2.25%, 03/15/26	301,000	283,124
2.75%, 04/15/31	188,000	154,897
Corebridge Financial, Inc.
3.90%, 04/05/32	1,063,000	956,583
Corning, Inc.
4.38%, 11/15/57	124,000	102,589
Coterra Energy, Inc.
5.60%, 03/15/34	2,579,000	2,598,961
Credit Suisse AG
2.95%, 04/09/25	830,000	807,889
Crown Castle, Inc.
2.90%, 03/15/27	878,000	821,738
3.30%, 07/01/30	686,000	609,875
CSL Finance PLC
4.25%, 04/27/32 (e)	503,000	478,881
5.11%, 04/03/34 (e)(f)	858,000	861,646
5.42%, 04/03/54 (e)(f)	214,000	215,119
CSX Corp.
4.50%, 03/15/49 - 08/01/54	365,000	320,455
CubeSmart LP
2.50%, 02/15/32	433,000	353,965
4.38%, 02/15/29	323,000	310,180
Cummins, Inc.
1.50%, 09/01/30	220,000	180,022
2.60%, 09/01/50	251,000	158,512
CVS Health Corp.
3.00%, 08/15/26	270,000	257,458
3.63%, 04/01/27	255,000	245,335
3.75%, 04/01/30	186,000	173,315
3.88%, 07/20/25	157,000	154,103
4.25%, 04/01/50	155,000	125,547
	Principal Amount	Fair Value
4.30%, 03/25/28	$ 22,000	$ 21,472
4.78%, 03/25/38	167,000	154,305
5.00%, 12/01/24	365,000	362,879
5.13%, 07/20/45	185,000	170,398
5.30%, 06/01/33 - 12/05/43	954,000	938,992
5.88%, 06/01/53	189,000	191,979
6.00%, 06/01/63	76,000	78,306
Daimler Truck Finance North America LLC
2.38%, 12/14/28 (e)	544,000	484,198
2.50%, 12/14/31 (e)	544,000	451,237
Dell International LLC/EMC Corp.
4.00%, 07/15/24	446,000	443,632
6.02%, 06/15/26	28,000	28,368
8.35%, 07/15/46	7,000	9,053
Deutsche Bank AG
3.70%, 05/30/24 (a)	257,000	255,977
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR therafter)
2.31%, 11/16/27 (a)(b)	1,367,000	1,248,932
Deutsche Bank AG (3.74% fixed rate until 10/07/31; 2.26% + SOFR therafter)
3.74%, 01/07/33 (a)(b)	598,000	493,003
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR therafter)
6.82%, 11/20/29 (b)	1,139,000	1,190,870
Deutsche Bank AG (7.08% fixed rate until 11/10/32; 3.65% + SOFR therafter)
7.08%, 02/10/34 (a)(b)	610,000	627,422
Deutsche Telekom AG
3.63%, 01/21/50 (a)(e)	309,000	233,097
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	213,000	190,678
3.25%, 11/15/39 (a)	137,000	110,788
3.40%, 11/15/49 (a)	72,000	54,042
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	299,000	265,052
4.40%, 03/24/51 (a)	169,000	140,038
Digital Realty Trust LP
3.60%, 07/01/29 (a)	348,000	320,696
Discover Bank
2.70%, 02/06/30 (a)	535,000	460,432
Discovery Communications LLC
3.95%, 03/20/28 (a)	179,000	169,567

See Notes to Schedules of Investments and Notes to Financial Statements.
16	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
4.95%, 05/15/42 (a)	$ 68,000	$ 54,790
5.00%, 09/20/37 (a)	82,000	71,732
Dollar General Corp.
3.50%, 04/03/30 (a)	128,000	117,006
4.13%, 04/03/50 (a)	216,000	168,314
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	251,000	246,841
Dominion Energy, Inc.
3.07%, 08/15/24 (a)(g)	343,000	339,323
3.38%, 04/01/30 (a)	401,000	364,882
Dover Corp.
2.95%, 11/04/29 (a)	219,000	197,650
Dow Chemical Co.
2.10%, 11/15/30 (a)	168,000	141,876
3.60%, 11/15/50 (a)	192,000	139,891
4.25%, 10/01/34 (a)	103,000	94,917
5.15%, 02/15/34 (a)	861,000	858,460
5.55%, 11/30/48 (a)	136,000	132,794
6.30%, 03/15/33 (a)	427,000	459,943
DTE Energy Co.
2.85%, 10/01/26 (a)	128,000	121,092
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	161,000	128,428
Duke Energy Corp.
2.55%, 06/15/31 (a)	614,000	517,547
3.30%, 06/15/41 (a)	557,000	415,539
3.50%, 06/15/51 (a)	557,000	391,142
3.75%, 09/01/46 (a)	851,000	643,305
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 yr. CMT therafter)
4.88%, 03/22/30 (a)(b)	979,000	971,080
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	153,000	126,955
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	90,000	89,840
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(e)	420,000	393,603
Eastman Chemical Co.
4.65%, 10/15/44 (a)	248,000	211,328
Eaton Corp.
3.10%, 09/15/27 (a)	135,000	127,989
Edison International
4.95%, 04/15/25 (a)	638,000	632,577
5.75%, 06/15/27 (a)	80,000	81,054
EIDP, Inc.
2.30%, 07/15/30 (a)	166,000	142,919
	Principal Amount	Fair Value
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	$ 315,000	$ 258,086
Elevance Health, Inc.
2.88%, 09/15/29	108,000	97,404
3.60%, 03/15/51	136,000	101,893
3.70%, 09/15/49	124,000	94,777
5.13%, 02/15/53 (a)	94,000	90,015
6.10%, 10/15/52 (a)	214,000	231,841
Eli Lilly & Co.
4.95%, 02/27/63 (a)	115,000	111,665
5.00%, 02/09/54 (a)	450,000	447,673
5.10%, 02/09/64 (a)	649,000	647,189
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	620,000	506,428
Emerson Electric Co.
1.80%, 10/15/27 (a)	142,000	128,355
2.75%, 10/15/50 (a)	124,000	80,168
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	35,000	34,326
Enbridge, Inc.
1.60%, 10/04/26 (a)	916,000	839,367
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT therafter)
5.75%, 07/15/80 (a)(b)	554,000	522,538
Energy Transfer LP
4.50%, 04/15/24 (a)	232,000	231,738
5.30%, 04/01/44 - 04/15/47 (a)	412,000	376,561
5.35%, 05/15/45 (a)	341,000	314,194
5.75%, 02/15/33 (a)	214,000	217,467
5.95%, 05/15/54 (a)	185,000	184,610
6.10%, 12/01/28 (a)	869,000	901,431
6.40%, 12/01/30 (a)	339,000	357,604
6.50%, 02/01/42 (a)	192,000	203,858
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 yr. CMT therafter)
6.75%, 01/28/25 (a)(b)	2,176,000	2,140,771
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	418,000	357,578
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 mo. Term SOFR therafter)
5.25%, 08/16/77 (a)(b)	119,000	113,073
EOG Resources, Inc.
4.15%, 01/15/26 (a)	142,000	139,967

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	17

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
4.95%, 04/15/50 (a)	$ 125,000	$ 118,784
5.10%, 01/15/36 (a)	88,000	86,116
Equinix, Inc.
1.25%, 07/15/25 (a)	471,000	445,769
2.15%, 07/15/30 (a)	356,000	295,469
ERP Operating LP
4.50%, 07/01/44 (a)	82,000	71,059
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	171,000	150,316
3.13%, 12/01/49 (a)	215,000	148,309
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	415,000	268,177
Eversource Energy
3.45%, 01/15/50 (a)	271,000	189,017
Exelon Corp.
4.05%, 04/15/30 (a)	410,000	387,122
4.45%, 04/15/46 (a)	255,000	218,249
4.70%, 04/15/50 (a)	272,000	239,025
5.60%, 03/15/53 (a)	810,000	809,109
Extra Space Storage LP
2.20%, 10/15/30 (a)	308,000	255,283
3.90%, 04/01/29 (a)	202,000	190,254
5.90%, 01/15/31 (a)	888,000	919,089
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	767,000	680,176
3.45%, 04/15/51 (a)	454,000	343,855
FedEx Corp.
4.10%, 02/01/45 (a)	551,000	447,131
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	388,000	247,684
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	317,000	293,437
1.65%, 03/01/28 (a)	287,000	253,068
3.10%, 03/01/41 (a)	68,000	49,596
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(e)	498,000	421,129
Fiserv, Inc.
3.50%, 07/01/29 (a)	167,000	155,509
4.40%, 07/01/49 (a)	98,000	83,178
Florida Power & Light Co.
2.85%, 04/01/25 (a)	687,000	670,608
4.13%, 02/01/42 (a)	149,000	129,070
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	266,000	222,807
Flowserve Corp.
2.80%, 01/15/32 (a)	338,000	280,428
	Principal Amount	Fair Value
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	$ 452,000	$ 428,076
GA Global Funding Trust
1.63%, 01/15/26 (a)(e)	402,000	372,606
General Dynamics Corp.
4.25%, 04/01/50 (a)	192,000	167,647
General Mills, Inc.
3.00%, 02/01/51 (a)	201,000	132,129
General Motors Co.
5.20%, 04/01/45 (a)	38,000	34,170
5.40%, 04/01/48 (a)	88,000	80,650
6.13%, 10/01/25 (a)	420,000	423,641
6.80%, 10/01/27 (a)	178,000	186,483
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	498,000	463,638
2.35%, 01/08/31 (a)	218,000	180,212
5.25%, 03/01/26 (a)	173,000	172,562
5.85%, 04/06/30 (a)	1,491,000	1,518,807
6.10%, 01/07/34 (a)	1,298,000	1,333,267
Genuine Parts Co.
2.75%, 02/01/32 (a)	229,000	190,368
George Washington University
4.13%, 09/15/48	905,000	783,612
Georgia Power Co.
5.25%, 03/15/34 (a)	2,582,000	2,608,156
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(e)	557,000	528,833
3.60%, 03/01/25 (a)(e)	977,000	961,417
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	209,000	147,780
2.95%, 03/01/27 (a)	41,000	39,001
3.50%, 02/01/25 (a)	147,000	144,707
3.65%, 03/01/26 (a)	134,000	130,524
4.15%, 03/01/47 (a)	100,000	84,071
4.60%, 09/01/35 (a)	254,000	243,411
5.25%, 10/15/33 (a)	260,000	265,333
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	271,000	255,716
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	305,000	300,010
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	1,231,000	1,193,454
4.25%, 10/21/25 (a)	319,000	313,287
5.15%, 05/22/45 (a)	96,000	92,724
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR therafter)
1.54%, 09/10/27 (a)(b)	462,000	422,069

See Notes to Schedules of Investments and Notes to Financial Statements.
18	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR therafter)
2.38%, 07/21/32 (a)(b)	$ 251,000	$ 205,752
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR therafter)
2.91%, 07/21/42 (a)(b)	206,000	147,974
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR therafter)
3.21%, 04/22/42 (a)(b)	311,000	233,427
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR therafter)
3.44%, 02/24/43 (a)(b)	527,000	407,445
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR therafter)
3.81%, 04/23/29 (a)(b)	145,000	137,424
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 mo. Term SOFR therafter)
4.02%, 10/31/38 (a)(b)	150,000	128,820
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR therafter)
4.22%, 05/01/29 (a)(b)	238,000	229,030
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(e)	338,000	313,306
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(e)	505,000	481,482
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	712,000	681,477
3.63%, 03/24/32 (a)	610,000	549,714
4.00%, 03/24/52 (a)	250,000	201,030
Halliburton Co.
3.80%, 11/15/25 (a)	3,000	2,934
5.00%, 11/15/45 (a)	126,000	118,286
Hartford Financial Services Group, Inc. 2.39% + 3 mo. Term SOFR
7.69%, 02/12/67 (a)(b)(e)	348,000	304,820
	Principal Amount	Fair Value
HCA, Inc.
3.13%, 03/15/27 (a)	$ 704,000	$ 665,752
3.38%, 03/15/29 (a)	429,000	393,599
3.50%, 09/01/30 (a)	251,000	226,864
3.63%, 03/15/32 (a)	199,000	176,149
4.63%, 03/15/52 (a)	479,000	400,348
5.38%, 02/01/25 (a)	2,207,000	2,200,997
5.60%, 04/01/34 (a)	556,000	559,903
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(e)	304,000	256,008
3.20%, 06/01/50 (a)(e)	125,000	84,691
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	181,000	144,056
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	183,000	153,724
Hess Corp.
5.60%, 02/15/41 (a)	65,000	66,195
5.80%, 04/01/47 (a)	40,000	41,090
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	60,000	64,127
Highwoods Realty LP
4.13%, 03/15/28 (a)	131,000	122,651
4.20%, 04/15/29 (a)	320,000	291,699
7.65%, 02/01/34 (a)	288,000	314,326
Home Depot, Inc.
2.70%, 04/15/30 (a)	125,000	111,385
3.35%, 04/15/50 (a)	249,000	182,156
3.50%, 09/15/56 (a)	119,000	88,519
3.90%, 12/06/28 - 06/15/47 (a)	267,000	236,604
4.50%, 12/06/48 (a)	109,000	96,937
4.95%, 09/15/52 (a)	161,000	153,489
Honeywell International, Inc.
1.75%, 09/01/31 (a)	342,000	277,612
2.70%, 08/15/29 (a)	248,000	224,899
5.25%, 03/01/54 (a)	1,505,000	1,516,679
Hormel Foods Corp.
1.80%, 06/11/30 (a)	444,000	371,730
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR therafter)
2.01%, 09/22/28 (a)(b)	713,000	637,108
HSBC Holdings PLC (2.25% fixed rate until 11/22/26; 1.10% + SOFR therafter)
2.25%, 11/22/27 (a)(b)	643,000	592,730

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	19

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR therafter)
2.87%, 11/22/32 (a)(b)	$ 520,000	$ 434,444
HSBC Holdings PLC (3.00% fixed rate until 03/10/25; 1.43% + SOFR therafter)
3.00%, 03/10/26 (a)(b)	693,000	675,218
HSBC Holdings PLC (4.00% fixed rate until 03/09/26; 3.22% + 5 yr. CMT therafter)
4.00%, 11/13/28 (a)(b)	523,000	487,059
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3 mo. Term SOFR therafter)
4.29%, 09/12/26 (a)(b)	765,000	750,924
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 yr. USD ICE Swap therafter)
6.00%, 11/13/33 (a)(b)	601,000	578,475
HSBC Holdings PLC (8.11% fixed rate until 11/03/32; 4.25% + SOFR therafter)
8.11%, 11/03/33 (a)(b)	598,000	684,016
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	498,000	422,812
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	595,000	519,994
Hyundai Capital America
1.30%, 01/08/26 (a)(e)	836,000	777,597
5.40%, 01/08/31 (a)(e)	1,947,000	1,953,639
IBM International Capital Pte. Ltd.
5.25%, 02/05/44 (a)	896,000	874,263
5.30%, 02/05/54 (a)	370,000	361,327
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(e)	644,000	638,017
3.50%, 07/26/26 (a)(e)	388,000	370,191
6.13%, 07/27/27 (a)(e)	500,000	510,270
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	276,000	187,045
ING Groep NV 1.01% + SOFR
6.38%, 04/01/27 (a)(b)	636,000	636,331
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	691,000	709,028
Ingredion, Inc.
3.90%, 06/01/50 (a)	132,000	98,071
	Principal Amount	Fair Value
Intel Corp.
2.00%, 08/12/31 (a)	$ 387,000	$ 318,083
2.45%, 11/15/29 (a)	480,000	425,304
2.80%, 08/12/41 (a)	448,000	324,253
3.10%, 02/15/60 (a)	227,000	146,756
5.63%, 02/10/43 (a)	530,000	548,227
5.70%, 02/10/53 (a)	374,000	387,083
5.90%, 02/10/63 (a)	285,000	301,903
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	111,000	86,844
2.65%, 09/15/40 (a)	84,000	60,596
International Business Machines Corp.
3.45%, 02/19/26 (a)	400,000	388,968
4.15%, 05/15/39 (a)	269,000	237,643
4.25%, 05/15/49 (a)	227,000	192,564
International Paper Co.
4.40%, 08/15/47 (a)	185,000	155,272
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	1,064,000	1,035,038
Intuit, Inc.
5.50%, 09/15/53 (a)	490,000	508,929
ITC Holdings Corp.
2.95%, 05/14/30 (a)(e)	682,000	603,072
J M Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	1,002,000	1,100,824
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	1,129,000	1,143,090
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/28 (a)	810,000	797,672
5.75%, 04/01/33 (a)	270,000	266,028
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	832,000	847,900
Johnson & Johnson
3.63%, 03/03/37 (a)	119,000	105,573
Johnson Controls International PLC
4.50%, 02/15/47 (a)	108,000	93,140
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR therafter)
1.58%, 04/22/27 (a)(b)	824,000	764,145

See Notes to Schedules of Investments and Notes to Financial Statements.
20	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR therafter)
2.96%, 01/25/33 (a)(b)	$ 2,865,000	$ 2,446,968
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR therafter)
2.96%, 05/13/31 (a)(b)	476,000	416,571
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR therafter)
3.16%, 04/22/42 (a)(b)	398,000	302,305
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR therafter)
3.88%, 07/24/38 (a)(b)	312,000	269,340
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR therafter)
3.90%, 01/23/49 (a)(b)	933,000	759,994
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 mo. Term SOFR therafter)
3.96%, 01/29/27 (a)(b)	523,000	510,767
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR therafter)
4.01%, 04/23/29 (a)(b)	216,000	206,937
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR therafter)
4.03%, 07/24/48 (a)(b)	211,000	174,858
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR therafter)
4.49%, 03/24/31 (a)(b)	725,000	700,981
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 mo. Term SOFR therafter)
4.60%, 09/20/26 (a)(b)	815,000	803,223
	Principal Amount	Fair Value
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR therafter)
5.34%, 01/23/35 (a)(b)	$ 500,000	$ 501,785
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	381,000	263,660
3.27%, 11/01/49 (a)	392,000	288,590
Kenvue, Inc.
4.90%, 03/22/33 (a)	1,079,000	1,078,795
5.05%, 03/22/53 (a)	314,000	306,982
5.20%, 03/22/63 (a)	191,000	189,084
Keurig Dr Pepper, Inc.
3.20%, 05/01/30 (a)	244,000	220,068
3.80%, 05/01/50 (a)	212,000	162,199
KeyBank NA
4.90%, 08/08/32 (a)	750,000	673,320
KeyBank NA 0.32% + SOFR
5.68%, 06/14/24 (a)(b)	2,313,000	2,309,947
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	47,000	40,118
5.00%, 03/01/43 (a)	95,000	84,224
6.38%, 03/01/41 (a)	82,000	85,033
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	1,063,000	975,962
5.05%, 02/15/46 (a)	77,000	68,486
5.20%, 06/01/33 (a)	241,000	237,303
KLA Corp.
3.30%, 03/01/50 (a)	248,000	181,623
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	461,000	436,774
Kroger Co.
2.20%, 05/01/30 (a)	197,000	167,505
4.65%, 01/15/48 (a)	93,000	81,774
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	486,000	445,273
2.70%, 10/15/28 (a)	835,000	740,086
6.35%, 02/20/34 (a)	615,000	630,922
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	178,000	172,226
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	4,543,000	4,490,983
Lear Corp.
4.25%, 05/15/29 (a)	146,000	139,567
Leidos, Inc.
3.63%, 05/15/25 (a)	209,000	204,354
4.38%, 05/15/30 (a)	909,000	860,387
5.75%, 03/15/33 (a)	494,000	507,363

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	21

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(e)	$ 110,000	$ 79,701
Lincoln National Corp.
4.35%, 03/01/48 (a)	398,000	313,616
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	372,000	357,711
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 yr. CMT therafter)
2.44%, 02/05/26 (a)(b)	600,000	583,458
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	78,000	76,141
3.80%, 03/01/45 (a)	72,000	59,015
4.50%, 05/15/36 (a)	200,000	190,094
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	146,000	127,366
1.70%, 09/15/28 - 10/15/30 (a)	453,000	389,879
3.00%, 10/15/50 (a)	251,000	164,370
3.70%, 04/15/46 (a)	88,000	67,386
4.05%, 05/03/47 (a)	211,000	169,969
5.63%, 04/15/53 (a)	395,000	398,211
LYB International Finance III LLC
1.25%, 10/01/25 (a)	173,000	162,508
3.63%, 04/01/51 (a)	126,000	89,067
3.80%, 10/01/60 (a)	110,000	76,513
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR therafter)
5.05%, 01/27/34 (a)(b)	1,768,000	1,643,816
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	245,000	158,050
Masco Corp.
3.50%, 11/15/27 (a)	64,000	60,408
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	159,000	128,933
3.25%, 11/15/25 (a)	1,577,000	1,523,713
McDonald's Corp.
3.60%, 07/01/30 (a)	328,000	306,004
3.63%, 09/01/49 (a)	153,000	116,428
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	1,524,000	1,478,600
Medtronic, Inc.
4.63%, 03/15/45 (a)	33,000	31,025
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	433,000	369,747
	Principal Amount	Fair Value
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(e)	$ 1,144,000	$ 1,147,192
Merck & Co., Inc.
1.90%, 12/10/28 (a)	634,000	562,586
2.45%, 06/24/50 (a)	342,000	212,255
2.75%, 12/10/51 (a)	241,000	157,669
2.90%, 12/10/61 (a)	118,000	74,142
4.00%, 03/07/49 (a)	91,000	76,499
4.50%, 05/17/33 (a)	451,000	441,119
5.00%, 05/17/53 (a)	119,000	116,420
Meritage Homes Corp.
3.88%, 04/15/29 (a)(e)	1,723,000	1,584,212
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	928,000	870,473
4.45%, 08/15/52 (a)	530,000	470,974
MetLife, Inc.
4.72%, 12/15/44 (a)	143,000	128,353
Micron Technology, Inc.
3.37%, 11/01/41 (a)	324,000	240,690
3.48%, 11/01/51 (a)	453,000	322,210
5.30%, 01/15/31 (a)	1,061,000	1,067,790
Microsoft Corp.
2.40%, 08/08/26 (a)	179,000	169,891
2.68%, 06/01/60 (a)	100,000	64,412
2.92%, 03/17/52 (a)	759,000	536,689
3.45%, 08/08/36 (a)	68,000	60,905
3.50%, 02/12/35 (a)	182,000	167,580
Mid-America Apartments LP
2.88%, 09/15/51 (a)	386,000	248,086
Mitsubishi UFJ Financial Group, Inc.
2.80%, 07/18/24 (a)	789,000	782,538
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	2,645,000	2,503,360
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	80,000	66,934
Morgan Stanley
3.63%, 01/20/27 (a)	178,000	171,882
3.97%, 07/22/38 (a)(b)	169,000	144,588
4.35%, 09/08/26 (a)	501,000	490,168
4.38%, 01/22/47 (a)	189,000	165,757
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR therafter)
1.51%, 07/20/27 (a)(b)	388,000	356,071
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR therafter)
2.48%, 09/16/36 (a)(b)	1,552,000	1,226,778

See Notes to Schedules of Investments and Notes to Financial Statements.
22	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR therafter)
2.80%, 01/25/52 (a)(b)	$ 862,000	$ 566,041
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR therafter)
2.94%, 01/21/33 (a)(b)	1,228,000	1,043,149
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR therafter)
5.47%, 01/18/35 (a)(b)	445,000	448,969
MPLX LP
2.65%, 08/15/30 (a)	251,000	215,996
5.20%, 12/01/47 (a)	88,000	80,509
Mylan, Inc.
5.20%, 04/15/48 (a)	124,000	102,792
Nasdaq, Inc.
5.95%, 08/15/53 (a)	167,000	175,906
6.10%, 06/28/63 (a)	226,000	240,423
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 yr. CMT therafter)
3.35%, 01/12/37 (a)(b)(e)	744,000	626,031
NatWest Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 yr. CMT therafter)
3.75%, 11/01/29 (a)(b)	575,000	565,645
Nevada Power Co.
6.00%, 03/15/54 (a)	296,000	312,434
NewMarket Corp.
2.70%, 03/18/31 (a)	225,000	188,966
Newmont Corp.
4.88%, 03/15/42 (a)	145,000	134,914
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR therafter)
5.65%, 05/01/79 (a)(b)	248,000	238,405
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(e)	353,000	301,741
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(e)	1,113,000	1,105,465
NIKE, Inc.
3.38%, 03/27/50 (a)	123,000	92,990
	Principal Amount	Fair Value
Nippon Life Insurance Co. (3.40% fixed rate until 01/23/30; 2.61% + 5 yr. CMT therafter)
3.40%, 01/23/50 (a)(b)(e)	$ 586,000	$ 518,639
NNN REIT, Inc.
4.00%, 11/15/25 (a)	205,000	200,545
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	183,000	151,288
Northern Natural Gas Co.
5.63%, 02/01/54 (a)(e)	863,000	877,179
Northern Trust Corp.
6.13%, 11/02/32 (a)	530,000	559,786
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(e)	663,000	472,513
NOV, Inc.
3.60%, 12/01/29 (a)	326,000	299,848
Novant Health, Inc.
3.32%, 11/01/61 (a)	232,000	155,069
Novartis Capital Corp.
2.20%, 08/14/30 (a)	357,000	310,051
3.00%, 11/20/25 (a)	31,000	30,117
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	1,343,000	1,323,556
NVIDIA Corp.
2.85%, 04/01/30 (a)	125,000	113,508
3.50%, 04/01/50 (a)	167,000	132,970
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	890,000	921,595
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	228,000	206,931
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	91,000	70,800
ONEOK, Inc.
4.35%, 03/15/29 (a)	203,000	196,786
5.80%, 11/01/30 (a)	749,000	771,927
6.10%, 11/15/32 (a)	333,000	348,648
6.63%, 09/01/53 (a)	632,000	696,793
Oracle Corp.
1.65%, 03/25/26 (a)	463,000	432,266
2.30%, 03/25/28 (a)	172,000	155,287
2.65%, 07/15/26 (a)	258,000	244,249
2.88%, 03/25/31 (a)	246,000	213,951
2.95%, 04/01/30 (a)	375,000	333,814
3.60%, 04/01/50 (a)	249,000	179,753
3.65%, 03/25/41 (a)	272,000	213,536
3.80%, 11/15/37 (a)	79,000	66,251

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	23

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
3.95%, 03/25/51 (a)	$ 273,000	$ 207,922
4.00%, 07/15/46 - 11/15/47 (a)	373,000	292,226
4.10%, 03/25/61 (a)	323,000	241,827
5.55%, 02/06/53 (a)	238,000	232,497
6.15%, 11/09/29 (a)	930,000	980,555
6.90%, 11/09/52 (a)	251,000	288,816
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	378,000	365,481
2.57%, 02/15/30 (a)	135,000	118,734
3.36%, 02/15/50 (a)	146,000	105,984
Owens Corning
3.88%, 06/01/30 (a)	975,000	910,357
4.40%, 01/30/48 (a)	107,000	88,850
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	267,000	240,433
2.50%, 02/01/31 (a)	478,000	397,863
3.00%, 06/15/28 (a)	451,000	412,173
3.30%, 08/01/40 (a)	478,000	351,043
3.50%, 08/01/50 (a)	208,000	142,457
4.30%, 03/15/45 (a)	318,000	251,080
PacifiCorp
2.70%, 09/15/30 (a)	247,000	213,895
2.90%, 06/15/52 (a)	617,000	376,049
5.80%, 01/15/55 (a)	1,112,000	1,096,399
6.25%, 10/15/37 (a)	386,000	406,829
Packaging Corp. of America
3.05%, 10/01/51 (a)	338,000	230,127
Paramount Global
2.90%, 01/15/27	62,000	56,780
3.70%, 06/01/28	112,000	100,756
5.25%, 04/01/44 (a)	43,000	32,026
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	197,000	182,440
4.50%, 09/15/29 (a)	347,000	342,166
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	426,000	458,346
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	329,000	310,717
3.25%, 06/01/50 (a)	190,000	134,467
PepsiCo, Inc.
1.63%, 05/01/30 (a)	210,000	176,224
2.63%, 07/29/29 (a)	281,000	255,471
2.75%, 10/21/51 (a)	596,000	397,854
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	1,384,000	1,364,181
4.75%, 05/19/33 (a)	457,000	450,282
5.30%, 05/19/53 (a)	185,000	184,016
	Principal Amount	Fair Value
5.34%, 05/19/63 (a)	$ 313,000	$ 306,853
Pfizer, Inc.
2.70%, 05/28/50 (a)	484,000	324,328
3.90%, 03/15/39 (a)	153,000	132,451
4.13%, 12/15/46 (a)	104,000	88,825
4.40%, 05/15/44 (a)	64,000	58,659
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	232,000	222,889
2.10%, 05/01/30 (a)	111,000	94,295
3.38%, 08/15/29 (a)	162,000	150,271
4.13%, 03/04/43 (a)	72,000	59,580
5.13%, 02/15/30 (a)	735,000	735,191
5.25%, 02/13/34 (a)	862,000	853,975
5.63%, 11/17/29 (a)	356,000	366,691
Phillips 66 Co.
2.15%, 12/15/30 (a)	1,208,000	1,014,333
3.15%, 12/15/29 (a)	620,000	562,805
3.30%, 03/15/52 (a)	411,000	287,836
3.75%, 03/01/28 (a)	82,000	78,367
4.68%, 02/15/45 (a)	161,000	142,889
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	521,000	533,223
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	762,000	709,513
2.15%, 01/15/31 (a)	223,000	187,811
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	317,000	290,841
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	299,000	285,898
Precision Castparts Corp.
4.38%, 06/15/45 (a)	146,000	129,414
Progressive Corp.
3.00%, 03/15/32 (a)	459,000	400,344
3.70%, 03/15/52 (a)	88,000	68,662
Prologis LP
3.05%, 03/01/50 (a)	108,000	73,986
3.25%, 06/30/26 (a)	128,000	123,351
5.00%, 03/15/34 (a)	1,011,000	1,006,137
5.25%, 03/15/54 (a)	172,000	168,961
Prospect Capital Corp.
3.36%, 11/15/26 (a)	398,000	364,210
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	251,000	198,486

See Notes to Schedules of Investments and Notes to Financial Statements.
24	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR therafter)
5.70%, 09/15/48 (a)(b)	$ 257,000	$ 253,841
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	291,000	278,056
Public Storage Operating Co.
5.35%, 08/01/53 (a)	245,000	246,036
PVH Corp.
4.63%, 07/10/25 (a)	633,000	624,784
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	45,000	39,723
4.50%, 05/20/52 (a)	528,000	473,891
Quanta Services, Inc.
2.35%, 01/15/32 (a)	365,000	296,646
3.05%, 10/01/41 (a)	451,000	322,239
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	88,000	78,123
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	425,000	347,476
Regions Financial Corp.
1.80%, 08/12/28 (a)	972,000	837,932
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	554,000	558,116
Republic Services, Inc.
5.00%, 04/01/34 (a)	423,000	419,726
Reynolds American, Inc.
4.45%, 06/12/25 (a)	9,000	8,881
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	366,000	236,037
Roche Holdings, Inc.
5.22%, 03/08/54 (a)(e)	500,000	506,405
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	118,000	70,956
4.20%, 03/01/49 (a)	173,000	149,024
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	68,000	62,285
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	261,000	235,109
Ross Stores, Inc.
4.70%, 04/15/27 (a)	82,000	80,913
Royalty Pharma PLC
1.20%, 09/02/25 (a)	364,000	342,677
1.75%, 09/02/27 (a)	185,000	165,203
2.20%, 09/02/30 (a)	78,000	64,833
3.30%, 09/02/40 (a)	53,000	39,515
RPM International, Inc.
3.75%, 03/15/27 (a)	120,000	114,838
	Principal Amount	Fair Value
RTX Corp.
1.90%, 09/01/31 (a)	$ 502,000	$ 404,552
2.82%, 09/01/51 (a)	470,000	298,793
3.13%, 05/04/27 (a)	330,000	312,573
3.50%, 03/15/27 (a)	201,000	193,133
3.95%, 08/16/25 (a)	141,000	138,689
4.15%, 05/15/45 (a)	153,000	126,955
4.45%, 11/16/38 (a)	129,000	116,211
6.10%, 03/15/34 (a)	555,000	593,572
6.40%, 03/15/54 (a)	421,000	476,791
Ryder System, Inc.
2.90%, 12/01/26 (a)	558,000	526,691
Salesforce, Inc.
1.95%, 07/15/31 (a)	426,000	353,797
2.70%, 07/15/41 (a)	422,000	305,444
Sands China Ltd.
5.13%, 08/08/25 (a)	3,520,000	3,471,248
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(e)	246,000	237,191
Schlumberger Investment SA
4.85%, 05/15/33 (a)	954,000	955,545
Sealed Air Corp.
1.57%, 10/15/26 (a)(e)	1,345,000	1,215,329
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	108,000	103,365
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT therafter)
4.13%, 04/01/52 (a)(b)	680,000	627,348
Shell International Finance BV
2.38%, 11/07/29 (a)	759,000	675,723
3.13%, 11/07/49 (a)	490,000	348,111
3.25%, 04/06/50 (a)	217,000	157,937
3.75%, 09/12/46 (a)	84,000	67,818
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	67,000	64,051
Simon Property Group LP
3.38%, 06/15/27 (a)	151,000	144,099
SK Hynix, Inc.
5.50%, 01/16/29 (a)(e)	800,000	798,088
Smith & Nephew PLC
5.40%, 03/20/34 (a)	305,000	303,710
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)(e)(f)	2,512,000	2,509,337
5.78%, 04/03/54 (a)(e)(f)	500,000	507,760
Southern California Edison Co.
4.00%, 04/01/47 (a)	492,000	389,713

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	25

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
4.20%, 03/01/29 (a)	$ 373,000	$ 359,688
5.65%, 10/01/28 (a)	2,584,000	2,659,504
Southern Co.
3.25%, 07/01/26 (a)	111,000	106,723
3.70%, 04/30/30 (a)	670,000	621,726
Southwest Airlines Co.
2.63%, 02/10/30 (a)	329,000	286,253
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	213,000	199,679
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	47,000	45,013
4.50%, 03/15/45 (a)	41,000	34,711
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 yr. CMT therafter)
2.68%, 06/29/32 (a)(b)(e)	690,000	567,056
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 1 mo. Term SOFR therafter)
2.82%, 01/30/26 (a)(b)(e)	697,000	679,261
Starbucks Corp.
4.00%, 11/15/28 (a)	130,000	126,175
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	405,000	346,056
3.75%, 03/15/51 (a)	217,000	160,899
Stryker Corp.
1.95%, 06/15/30 (a)	499,000	421,176
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (a)(e)	2,135,000	2,135,000
6.18%, 07/13/43 (a)	948,000	1,049,540
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(e)	1,902,000	1,731,334
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	58,000	44,993
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 yr. CMT therafter)
1.42%, 06/11/27 (a)(b)(e)	985,000	898,024
Sysco Corp.
3.25%, 07/15/27 (a)	129,000	121,955
5.95%, 04/01/30 (a)	43,000	44,812
6.60%, 04/01/50 (a)	58,000	66,275
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	200,000	169,424
	Principal Amount	Fair Value
3.03%, 07/09/40 (a)	$ 300,000	$ 225,951
3.18%, 07/09/50 (a)	300,000	208,986
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	1,194,000	1,145,918
4.00%, 04/14/32 (a)	263,000	242,915
Tampa Electric Co.
2.40%, 03/15/31 (a)	516,000	432,093
3.45%, 03/15/51 (a)	406,000	286,863
4.35%, 05/15/44 (a)	322,000	270,155
Tapestry, Inc.
4.13%, 07/15/27 (a)	38,000	36,247
7.35%, 11/27/28 (a)	2,026,000	2,135,141
7.85%, 11/27/33 (a)	427,000	463,573
Targa Resources Corp.
6.50%, 03/30/34 (a)	1,298,000	1,396,064
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	1,043,000	1,026,948
Target Corp.
1.95%, 01/15/27 (a)	153,000	142,230
Telefonica Emisiones SA
4.10%, 03/08/27 (a)	227,000	220,860
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	194,000	173,611
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	299,000	218,760
Time Warner Cable LLC
6.55%, 05/01/37 (a)	108,000	102,223
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	1,850,000	1,671,271
3.75%, 04/15/27 (a)	656,000	631,689
4.50%, 04/15/50 (a)	85,000	73,613
4.80%, 07/15/28 (a)	1,692,000	1,677,973
5.50%, 01/15/55 (a)	305,000	304,619
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	1,052,000	924,287
4.46%, 06/08/32 (a)	556,000	531,825
Tractor Supply Co.
5.25%, 05/15/33 (a)	446,000	448,609
Trane Technologies Financing Ltd.
3.55%, 11/01/24 (a)	226,000	223,491
3.80%, 03/21/29 (a)	299,000	284,717
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	304,000	294,725
4.88%, 01/15/26 (a)	70,000	69,525

See Notes to Schedules of Investments and Notes to Financial Statements.
26	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR therafter)
5.63%, 05/20/75 (a)(b)	$ 599,000	$ 584,798
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	142,000	136,800
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	626,000	396,339
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 yr. CMT therafter)
4.80%, 01/30/25 (a)(b)	945,000	915,185
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	79,000	68,571
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	167,000	158,112
Tyson Foods, Inc.
5.40%, 03/15/29 (a)	995,000	1,004,383
5.70%, 03/15/34 (a)	470,000	475,983
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR therafter)
4.97%, 07/22/33 (a)(b)	1,160,000	1,097,882
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR therafter)
5.68%, 01/23/35 (a)(b)	882,000	890,988
UBS Group AG
4.28%, 01/09/28 (a)(e)	593,000	572,049
UBS Group AG (9.25% fixed rate until 11/13/28; 4.75% + 5 yr. CMT therafter)
9.25%, 05/22/27 (a)(b)(e)	500,000	541,300
UBS Group AG (9.25% fixed rate until 11/13/33; 4.76% + 5 yr. CMT therafter)
9.25%, 05/15/25 (a)(b)(e)	405,000	456,597
UDR, Inc.
2.10%, 08/01/32 (a)	277,000	217,462
3.00%, 08/15/31 (a)	178,000	154,638
Union Pacific Corp.
3.55%, 05/20/61 (a)	291,000	208,737
3.60%, 09/15/37 (a)	54,000	46,608
3.80%, 04/06/71 (a)	134,000	99,510
4.10%, 09/15/67 (a)	91,000	71,814
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	344,000	292,366
4.20%, 05/15/32 (a)	360,000	342,101
	Principal Amount	Fair Value
4.45%, 12/15/48 (a)	$ 268,000	$ 238,343
4.75%, 07/15/45 - 05/15/52 (a)	627,000	582,987
5.05%, 04/15/53 (a)	316,000	307,212
5.20%, 04/15/63 (a)	508,000	493,090
6.05%, 02/15/63 (a)	155,000	170,672
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	1,872,000	1,808,614
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	849,000	856,989
Ventas Realty LP
3.25%, 10/15/26 (a)	166,000	157,164
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	680,000	558,776
2.55%, 03/21/31 (a)	317,000	270,829
3.00%, 03/22/27 (a)	873,000	827,517
3.40%, 03/22/41 (a)	341,000	266,311
3.55%, 03/22/51 (a)	256,000	189,880
3.70%, 03/22/61 (a)	321,000	234,808
4.40%, 11/01/34 (a)	866,000	816,673
4.86%, 08/21/46 (a)	511,000	479,676
Viatris, Inc.
1.65%, 06/22/25 (a)	3,685,000	3,504,877
4.00%, 06/22/50 (a)	463,000	318,525
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	272,000	218,653
Visa, Inc.
2.70%, 04/15/40 (a)	257,000	192,609
Vistra Operations Co. LLC
3.55%, 07/15/24 (a)(e)	959,000	951,424
Viterra Finance BV
2.00%, 04/21/26 (a)(e)	512,000	475,433
3.20%, 04/21/31 (a)(e)	598,000	519,094
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(e)	612,000	541,810
Vontier Corp.
2.40%, 04/01/28 (a)	344,000	304,939
2.95%, 04/01/31 (a)	450,000	376,402
Vornado Realty LP
2.15%, 06/01/26 (a)	617,000	560,002
3.50%, 01/15/25 (a)	165,000	161,540
Vulcan Materials Co.
3.90%, 04/01/27 (a)	66,000	63,979
Walmart, Inc.
1.80%, 09/22/31 (a)	284,000	236,030
2.50%, 09/22/41 (a)	324,000	232,736
2.65%, 09/22/51 (a)	153,000	101,075

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	27

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Walt Disney Co.
2.65%, 01/13/31 (a)	$ 366,000	$ 322,076
3.38%, 11/15/26 (a)	58,000	55,821
3.60%, 01/13/51 (a)	240,000	185,897
4.75%, 11/15/46 (a)	38,000	35,045
6.65%, 11/15/37 (a)	243,000	279,610
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	1,850,000	1,653,511
5.05%, 03/15/42 (a)	161,000	138,119
5.14%, 03/15/52 (a)	157,000	130,371
5.39%, 03/15/62 (a)	157,000	130,162
Waste Connections, Inc.
2.20%, 01/15/32 (a)	389,000	318,579
2.95%, 01/15/52 (a)	444,000	297,711
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	58,000	56,523
Wells Fargo & Co.
4.15%, 01/24/29 (a)	463,000	446,179
4.75%, 12/07/46 (a)	522,000	457,021
5.88%, 09/20/26 (a)(b)	864,000	863,136
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR therafter)
2.19%, 04/30/26 (a)(b)	546,000	525,962
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR therafter)
2.39%, 06/02/28 (a)(b)	1,047,000	958,528
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR therafter)
3.07%, 04/30/41 (a)(b)	522,000	390,722
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR therafter)
3.20%, 06/17/27 (a)(b)	1,222,000	1,166,876
Wells Fargo & Co. (3.35% fixed rate until 03/02/32; 1.50% + SOFR therafter)
3.35%, 03/02/33 (a)(b)	614,000	532,381
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR therafter)
5.50%, 01/23/35 (a)(b)	617,000	618,203
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR therafter)
6.49%, 10/23/34 (a)(b)	741,000	795,375
Westlake Corp.
2.88%, 08/15/41 (a)	174,000	120,441
	Principal Amount	Fair Value
3.13%, 08/15/51 (a)	$ 193,000	$ 124,875
3.38%, 08/15/61 (a)	172,000	109,268
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 yr. CMT therafter)
2.89%, 02/04/30 (a)(b)	385,000	374,613
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT therafter)
4.11%, 07/24/34 (a)(b)	278,000	257,050
Williams Cos., Inc.
3.75%, 06/15/27 (a)	55,000	52,923
4.85%, 03/01/48 (a)	124,000	110,638
4.90%, 01/15/45 (a)	292,000	261,048
5.30%, 08/15/52 (a)	214,000	204,344
5.40%, 03/04/44 (a)	43,000	40,820
Willis North America, Inc.
3.88%, 09/15/49 (a)	251,000	188,955
Workday, Inc.
3.50%, 04/01/27 (a)	439,000	420,334
3.70%, 04/01/29 (a)	878,000	827,998
WPP Finance 2010
3.75%, 09/19/24 (a)	150,000	148,380
Zoetis, Inc.
3.00%, 09/12/27 (a)	69,000	64,662
3.90%, 08/20/28 (a)	164,000	157,837
5.60%, 11/16/32 (a)	817,000	847,646
		397,742,516
Non-Agency Collateralized Mortgage Obligations - 5.5%
Bank
3.18%, 09/15/60	20,509,000	19,166,470
4.41%, 11/15/61 (b)	8,550,000	8,301,117
BPR Trust 1.90% + 1 mo. Term SOFR
7.22%, 04/15/37 (b)(e)	3,084,865	3,097,621
Cantor Commercial Real Estate Lending
3.01%, 01/15/53	4,022,000	3,576,013
CD Mortgage Trust
2.91%, 08/15/57	7,323,000	6,526,656
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (b)	2,942,926	2,676,106
COMM Mortgage Trust
3.92%, 10/15/45 (e)	1,554,324	1,478,229
GS Mortgage Securities Trust
2.75%, 09/10/52	13,110,000	11,596,905

See Notes to Schedules of Investments and Notes to Financial Statements.
28	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
3.05%, 11/10/52	$ 6,397,000	$ 5,732,603
4.14%, 03/10/51 (b)	2,609,000	2,415,095
4.42%, 11/10/48 (b)	3,270,000	2,668,782
Impac CMB Trust 0.83% + 1 mo. Term SOFR
6.16%, 10/25/34 (b)	98,801	98,320
Impac Secured Assets Trust 0.61% + 1 mo. Term SOFR
5.94%, 11/25/36 (b)	125	125
JPMBB Commercial Mortgage Securities Trust
4.64%, 11/15/48 (b)	2,174,000	1,179,669
MASTR Alternative Loan Trust
5.00%, 08/25/18 (c)	5,514	489
Morgan Stanley Bank of America Merrill Lynch Trust
0.83%, 03/15/48 (b)(c)	23,782,963	126,218
Wells Fargo Commercial Mortgage Trust
1.15%, 02/15/48 (b)(c)	17,202,311	116,880
4.32%, 08/15/50	4,152,195	3,673,946
		72,431,244
Sovereign Bonds - 0.7%
Chile Government International Bonds
3.63%, 10/30/42 (a)	150,000	117,800
3.86%, 06/21/47 (a)	860,000	678,955
Indonesia Government International Bonds
3.50%, 01/11/28 (a)	578,000	548,566
4.35%, 01/11/48 (a)	232,000	202,788
Mexico Government International Bonds
4.60%, 02/10/48 (a)	972,000	780,153
Panama Government International Bonds
3.16%, 01/23/30 (a)	1,217,000	1,010,042
3.87%, 07/23/60 (a)	826,000	474,818
4.50%, 05/15/47 (a)	530,000	364,721
Peru Government International Bonds
1.86%, 12/01/32 (a)	1,230,000	937,666
2.78%, 12/01/60 (a)	2,055,000	1,184,281
5.63%, 11/18/50 (a)	884,000	881,670
Philippines Government International Bonds
3.95%, 01/20/40 (a)	835,000	717,901
	Principal Amount	Fair Value
Qatar Government International Bonds
4.82%, 03/14/49 (a)(e)	$ 275,000	$ 257,953
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	884,133	855,011
		9,012,325
Municipal Bonds and Notes - 0.5%
American Municipal Power, Inc., OH
6.27%, 02/15/50	980,000	1,041,764
Board of Regents of the University of Texas System, TX
3.35%, 08/15/47	1,025,000	785,719
Port Authority of New York & New Jersey, NY
4.46%, 10/01/62	1,870,000	1,674,612
State of California, CA
4.60%, 04/01/38	1,840,000	1,776,661
State of Illinois, IL
5.10%, 06/01/33	745,000	739,577
		6,018,333
Total Bonds and Notes (Cost $1,364,374,526)		1,280,502,874
Total Investments in Securities (Cost $1,364,374,526)		1,280,502,874
	Number of Shares
Short-Term Investments - 17.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.30% (a)(h)(i) (Cost $225,802,700)	225,802,700	225,802,700
Total Investments (Cost $1,590,177,226)		1,506,305,574
Liabilities in Excess of Other Assets, net - (15.2)%		(198,828,282)
NET ASSETS - 100.0%		$ 1,307,477,292

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	29

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
Other Information:
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$8,869	1.00%/ Quarterly	12/20/28	$(202,113)	$(180,178)	$(21,935)
The Fund had the following long futures contracts open at March 31, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2024	135	$ 17,145,313	$ 17,415,000	$ 269,687
U.S. Long Bond Futures	June 2024	67	7,951,550	8,069,312	117,762
10 Yr. U.S. Treasury Ultra Futures	June 2024	1,703	194,015,893	195,094,791	1,078,898
5 Yr. U.S. Treasury Notes Futures	June 2024	774	82,594,022	82,830,094	236,072
					$ 1,702,419
The Fund had the following short futures contracts open at March 31, 2024:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	June 2024	362	(39,918,984)	(40,108,468)	$ (189,484)
2 Yr. U.S. Treasury Notes Futures	June 2024	29	(5,932,992)	(5,930,047)	2,945
					$ (186,539)
During the period ended March 31, 2024, the average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$334,334,297	$53,623,674	$24,687,185

(a)	At March 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(d)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
See Notes to Schedules of Investments and Notes to Financial Statements.
30	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
(e)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to $54,391,954 or 4.16% of the net assets of the State Street Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(g)	Step coupon bond.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2024.
*	Less than 0.05%.
Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 444,835,645	$ —	$ 444,835,645
Agency Mortgage Backed	—	341,204,217	—	341,204,217
Agency Collateralized Mortgage Obligations	—	9,076,238	—	9,076,238
Asset Backed	—	182,356	—	182,356
Corporate Notes	—	397,742,516	—	397,742,516
Non-Agency Collateralized Mortgage Obligations	—	72,431,244	—	72,431,244
Sovereign Bonds	—	9,012,325	—	9,012,325
Municipal Bonds and Notes	—	6,018,333	—	6,018,333
Short-Term Investments	225,802,700	—	—	225,802,700
Total Investments in Securities	$ 225,802,700	$ 1,280,502,874	$ —	$ 1,506,305,574
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$ —	$ (21,935)	$ —	$ (21,935)
Long Futures Contracts - Unrealized Appreciation	1,702,419	—	—	1,702,419
Short Futures Contracts - Unrealized Appreciation	2,945	—	—	2,945
Short Futures Contracts - Unrealized Depreciation	(189,484)	—	—	(189,484)
Total Other Financial Instruments	$ 1,515,880	$ (21,935)	$ —	$ 1,493,945

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	253,949,684	$253,949,684	$255,162,600	$283,309,584	$—	$—	225,802,700	$225,802,700	$6,148,206
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	31

State Street U.S. Core Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Six Months Ended 3/31/24	Year Ended 9/30/23	Year Ended 9/30/22	Period Ended 9/30/21(a)(b)(c)	Year Ended 12/31/20(a)(b)	Year Ended 12/31/19(a)(b)	Year Ended 12/31/18(a)(b)
Net asset value, beginning of period	$ 63.05	$ 56.53	$ 76.83	$ 66.39	$ 57.30	$ 46.05	$ 52.45
Income/(loss) from investment operations:
Net investment income	0.42 (d)	0.75 (d)	0.77 (d)	0.54 (d)	0.77 (d)	0.78 (d)	0.77 (d)
Net realized and unrealized gains/(losses) on investments	16.19	11.20	(11.27)	9.90	12.86	14.07	(2.41)
Total income/(loss) from investment operations	16.61	11.95	(10.50)	10.44	13.63	14.85	(1.64)
Less distributions from:
Net investment income	(0.85)	(0.81)	(0.77)	—	(0.81)	(0.77)	(0.81)
Net realized gains	(1.77)	(4.62)	(9.03)	—	(3.73)	(2.83)	(3.95)
Total distributions	(2.62)	(5.43)	(9.80)	—	(4.54)	(3.60)	(4.76)
Net asset value, end of period	$ 77.04	$ 63.05	$ 56.53	$ 76.83	$ 66.39	$ 57.30	$ 46.05
Total Return(e)	26.87% (f)	22.53%	(16.76)%	15.73% (f)	23.82%	32.22%	(3.05)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$7,205,036	$5,869,302	$5,198,625	$6,795,684	$6,229,783	$5,541,415	$4,700,274
Ratios to average net assets:
Net expenses	0.14% (g)	0.14%	0.16%	0.15% (g)	0.14%	0.14%	0.14%
Gross expenses	0.14% (g)	0.14%	0.16%	0.15% (g)	0.14%	0.14%	0.14%
Net investment income	1.20% (g)	1.23%	1.11%	0.99% (g)	1.29%	1.44%	1.41%
Portfolio turnover rate	29% (f)	38%	30%	27% (f)	37%	31%	40%
Notes to Financial Highlights
(a)	Beginning with the year ended September 30, 2022, the Fund was audited by Ernst & Young LLP. The previous periods were audited by another independent registered public accounting firm.
(b)	Financial information from January 1, 2018 until May 24, 2021 is for the GE RSP U.S. Equity Fund, which was reorganized into the State Street U.S. Core Equity Fund effective May 24, 2021.
(c)	Effective April 13, 2021, the Board of Trustees approved a change in fiscal year end for the Fund from December 31 to September 30.
(d)	Per share values have been calculated using the average shares method.
(e)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
(f)	Not annualized.
(g)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
32	Financial Highlights

State Street Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Six Months Ended 3/31/24	Year Ended 9/30/23	Year Ended 9/30/22	Period Ended 9/30/21(a)(b)(c)	Year Ended 12/31/20(a)(b)	Year Ended 12/31/19(a)(b)	Year Ended 12/31/18(a)(b)
Net asset value, beginning of period	$ 9.39	$ 9.69	$ 12.08	$ 12.42	$ 11.85	$ 11.14	$ 11.55
Income/(loss) from investment operations:
Net investment income	0.19 (d)	0.33 (d)	0.23 (d)	0.17 (d)	0.26 (d)	0.31 (d)	0.32 (d)
Net realized and unrealized gains/(losses) on investments	0.42	(0.26)	(2.02)	(0.29)	0.69	0.72	(0.40)
Total income/(loss) from investment operations	0.61	0.07	(1.79)	(0.12)	0.95	1.03	(0.08)
Less distributions from:
Net investment income	(0.20)	(0.37)	(0.27)	(0.22)	(0.34)	(0.32)	(0.33)
Net realized gains	—	—	(0.33)	—	(0.04)	—	—
Total distributions	(0.20)	(0.37)	(0.60)	(0.22)	(0.38)	(0.32)	(0.33)
Net asset value, end of period	$ 9.80	$ 9.39	$ 9.69	$ 12.08	$ 12.42	$ 11.85	$ 11.14
Total Return(e)	6.57% (f)	0.57%	(15.48)%	(0.93)% (f)	8.20%	9.38%	(0.75)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,307,477	$1,312,814	$1,432,739	$1,908,411	$2,084,815	$2,024,704	$1,992,169
Ratios to average net assets:
Net expenses	0.19% (g)	0.19%	0.20%	0.19% (g)	0.17%	0.17%	0.17%
Gross expenses	0.19% (g)	0.19%	0.20%	0.19% (g)	0.17%	0.17%	0.17%
Net investment income	4.02% (g)	3.34%	2.07%	1.85% (g)	2.16%	2.67%	2.86%
Portfolio turnover rate	31% (f)(h)	32% (h)	48% (h)	59% (f)(h)	110% (h)	422%	223%
Notes to Financial Highlights
(a)	Beginning with the year ended September 30, 2022, the Fund was audited by Ernst & Young LLP. The previous periods were audited by another independent registered public accounting firm.
(b)	Financial information from January 1, 2018 until May 24, 2021 is for the GE RSP Income Fund, which was reorganized into the State Street Income Fund effective May 24, 2021.
(c)	Effective April 13, 2021, the Board of Trustees approved a change in fiscal year end for the Fund from December 31 to September 30.
(d)	Per share values have been calculated using the average shares method.
(e)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
(f)	Not annualized.
(g)	Annualized for periods less than one year.
(h)	The portfolio turnover calculated for the periods ended March 31, 2024, September 30, 2023, September 30, 2022, September 30, 2021 and December 31, 2020 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 133%, 262%, 163%, 134% and 304%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	33

State Street Institutional Investment Trust
Statements of Assets and Liabilities — March 31, 2024 (Unaudited)
	State Street U.S. Core Equity Fund	State Street Income Fund
Assets
Investments in unaffiliated securities, at fair value (cost $4,041,608,760 and $1,364,374,526, respectively)	$ 7,140,861,359	$ 1,280,502,874
Investments in affiliated securities, at fair value (cost $69,933,230 and $225,802,700, respectively)	69,933,230	225,802,700
Cash	277,591	554,626
Net cash collateral on deposit with broker for future contracts and TBAs	1,509,980	—
Net cash collateral on deposit with broker for swap contracts	—	204,827
Receivable for investments sold	8,218,062	1,242,646
Income receivables	6,284,603	10,411,956
Receivable for fund shares sold	—	14,736
Income receivable from affiliated investments	498,010	1,024,809
Receivable for accumulated variation margin on futures contracts	—	1,600,855
Prepaid expenses and other assets	6,719	1,495
Total assets	7,227,589,554	1,521,361,524
Liabilities
Distribution payable to shareholders	—	152,079
Net cash collateral on futures contracts due to broker	—	755,537
Payable for investments purchased	18,732,340	211,107,102
Payable for fund shares redeemed	1,765,840	1,127,115
Payable for accumulated variation margin on swap contracts	—	205,068
Payable for accumulated variation margin on futures contracts	341,687	—
Payable to the Adviser	723,082	143,932
Payable for custody, fund accounting and sub-administration fees	165,581	50,330
Accrued other expenses	824,691	343,069
Total liabilities	22,553,221	213,884,232

Net Assets	$ 7,205,036,333	$ 1,307,477,292
Net Assets Consist of:
Capital paid in	$ 3,719,084,296	$ 1,568,708,609
Total distributable earnings (loss)	3,485,952,037	(261,231,317)
Net Assets	$ 7,205,036,333	$ 1,307,477,292
Shares outstanding ($25.00 and $10.00 par value, respectively; unlimited shares authorized)	93,517,353	133,470,620
Net asset value per share	$ 77.04	$ 9.80
The accompanying Notes are an integral part of these financial statements.
34	Statements of Assets and Liabilities

State Street Institutional Investment Trust
Statements of Operations — For the period ended March 31, 2024 (Unaudited)
	State Street U.S. Core Equity Fund	State Street Income Fund
Investment Income
Income
Dividend	$ 39,036,016	$ —
Interest	—	21,570,229
Income from affiliated investments	4,394,543	6,148,206
Less: Foreign taxes withheld	(41,242)	—
Total income	43,389,317	27,718,435
Expenses
Advisory and administration fees	3,884,506	855,504
Transfer agent fees	220,229	185,527
Trustees' fees	34,168	15,902
Custody, fund accounting and sub-administration fees	322,789	117,965
Professional fees	21,822	16,385
Other expenses	114,254	48,288
Total expenses	4,597,768	1,239,571
Net investment income (loss)	$ 38,791,549	$ 26,478,864
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 429,780,899	$ (29,259,154)
Futures	4,759,540	(1,289,340)
Swap contracts	—	1,438,484
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	1,067,734,731	77,739,524
Futures	6,486,928	8,039,965
Swap contracts	—	314,787
Net realized and unrealized gain (loss) on investments	1,508,762,098	56,984,266
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,547,553,647	$ 83,463,130
The accompanying Notes are an integral part of these financial statements.
Statements of Operations	35

State Street Institutional Investment Trust
Statements of Changes in Net Assets
	State Street U.S. Core Equity Fund
	Six Months Ended March 31, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 38,791,549	$ 70,625,529
Net realized gain (loss) on investments and futures	434,540,439	163,494,371
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	1,074,221,659	905,097,511
Net increase (decrease) from operations	1,547,553,647	1,139,217,411
Distributions to shareholders:
Total distributions	(240,190,752)	(486,914,294)
Increase (decrease) in assets from operations and distributions	1,307,362,895	652,303,117
Share transactions:
Proceeds from sale of shares	35,547,897	44,893,263
Value of distributions reinvested	227,552,367	462,266,158
Cost of shares redeemed	(234,728,622)	(488,786,029)
Net increase (decrease) from share transactions	28,371,642	18,373,392
Total increase (decrease) in net assets	1,335,734,537	670,676,509
Net Assets
Beginning of period	5,869,301,796	5,198,625,287
End of period	$ 7,205,036,333	$ 5,869,301,796
Changes in Fund Shares
Shares sold	510,913	751,490
Issued for distributions reinvested	3,320,478	8,407,897
Shares redeemed	(3,403,238)	(8,038,868)
Net increase (decrease) in fund shares	428,153	1,120,519
The accompanying Notes are an integral part of these financial statements.
36	Statements of Changes in Net Assets

State Street Institutional Investment Trust
Statements of Changes in Net Assets
	State Street Income Fund
	Six Months Ended March 31, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 26,478,864	$ 47,111,311
Net realized gain (loss) on investments, futures and swap contracts	(29,110,010)	(62,656,178)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	86,094,276	27,155,646
Net increase (decrease) from operations	83,463,130	11,610,779
Distributions to shareholders:
Total distributions	(27,666,036)	(52,025,602)
Increase (decrease) in assets from operations and distributions	55,797,094	(40,414,823)
Share transactions:
Proceeds from sale of shares	5,744,490	18,479,343
Value of distributions reinvested	26,819,845	50,619,765
Cost of shares redeemed	(93,698,598)	(148,609,025)
Net increase (decrease) from share transactions	(61,134,263)	(79,509,917)
Total increase (decrease) in net assets	(5,337,169)	(119,924,740)
Net Assets
Beginning of period	1,312,814,461	1,432,739,201
End of period	$ 1,307,477,292	$ 1,312,814,461
Changes in Fund Shares
Shares sold	589,857	1,861,855
Issued for distributions reinvested	2,763,316	5,152,620
Shares redeemed	(9,708,951)	(15,094,648)
Net increase (decrease) in fund shares	(6,355,778)	(8,080,173)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	37

State Street Institutional Investment Trust
Notes to Financial Statements — March 31, 2024 (Unaudited)
1. Organization of the Funds
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2024, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the State Street U.S. Core Equity Fund and the State Street Income Fund (each, a “Fund”  and collectively, the “Funds”).  Shares of the Funds may be purchased only by Eligible Investors, as defined in the Funds' prospectus, through General Electric Company’s defined contribution plan arrangement in a Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
38	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2024 (Unaudited)
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2024 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The State Street U.S. Core Equity Fund invests in real estate investments trusts (“REITs”). REITs determine the tax character of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT
Notes to Financial Statements	39

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2024 (Unaudited)
distributions initially as dividend income and re-designate the prior calendar year’s to return of capital gains distributions at year end based on information provided by the REIT and/or SSGA FM estimates of such redesignations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund that incurs such expenses. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
Distributions The State Street Income Fund declares investment income dividends daily and pays them monthly. The State Street U.S. Core Equity Fund declares and pays dividends from investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period ended March 31, 2024, the State Street Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the State Street Income Fund’s Schedule of Investments. The State Street Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the State Street Income Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.Derivative Financial Instruments
Futures Contracts The Funds may enter into futures contracts to meet a Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on
40	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2024 (Unaudited)
the Funds' Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts and TBAs on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended March 31, 2024, the State Street U.S. Core Equity Fund and the State Street Income Fund entered into futures contracts in order to equitize cash and manage exposure to interest rates, respectively.
Credit Default Swaps During the period ended March 31, 2024, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Notes to Financial Statements	41

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2024 (Unaudited)
The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2024 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income Fund
Futures Contracts	$ 1,600,855	$ —	$ —	$ —	$ —	$ 1,600,855

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 341,687	$ —	$ 341,687
State Street Income Fund
Swap Contracts	$ —	$ —	$ 205,068	$ —	$ —	$ 205,068

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$ —	$ —	$ —	4,759,540	$ —	$ 4,759,540
State Street Income Fund
Futures Contracts	$ (1,289,340)	$ —	$ —	$ —	$ —	$ (1,289,340)
Swap Contracts	—	—	1,438,484	—	—	1,438,484

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$ —	$ —	$ —	6,486,928	$ —	$ 6,486,928
State Street Income Fund
Futures Contracts	$ 8,039,965	$ —	$ —	$ —	$ —	$ 8,039,965
Swap Contracts	—	—	314,787	—	—	314,787
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Management Fee
State Street U.S. Core Equity Fund	0.12%
State Street Income Fund	0.13%
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
42	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2024 (Unaudited)
Due to Custodian In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Funds.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2024 are disclosed in each Fund's Schedule of Investments.
6.Trustees' Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended March 31, 2024 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
State Street U.S. Core Equity Fund	$ —	$ —	$1,818,379,283	$1,835,162,398
State Street Income Fund	246,447,485	156,203,559	87,729,329	203,219,162
8.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2023, SSGA FM has analyzed the Funds' tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street U.S. Core Equity Fund	$4,164,279,669	$3,133,075,607	$86,902,610	$3,046,172,997
State Street Income Fund	1,586,647,614	9,848,041	88,696,136	(78,848,095)
Notes to Financial Statements	43

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2024 (Unaudited)
9.Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operation expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans during the period ended March 31, 2024.
10.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments.
Credit Risk Each Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
11.Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2206 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates.  The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024.  Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
44	Notes to Financial Statements

State Street Institutional Investment Trust
Other Information — March 31, 2024 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period from December 31, 2022 through December 31, 2023. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds’ proxy voting policies and procedures that are used by the Funds' Adviser to vote proxies relating to Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-800-242-0134 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds' website at www.ssga.com. The Funds' Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
Other Information	45

State Street Institutional Investment Trust
Shareholder Services
INSIDE THE RETIREMENT SAVINGS PLAN
Shares or units held inside the Plan have been credited to your account as a result of contributions and investment earnings. For a statement summarizing your account balance in the Plan, please refer to your GE RSP Retirement Savings Statement, which is provided quarterly and is available online at any time or upon request. You may obtain additional information and process transactions on investments held inside the Plan by calling:
GE Retirement Savings Plan Service Center: 1-877-55-GERSP (1-877-554-3777)
or visit OneHR.ge.com > Retirement (or RSP) > My GE RSP
OUTSIDE THE RETIREMENT SAVINGS PLAN
If shares of the Funds have been distributed to you from the Plan, information on these investments may be obtained by calling:
SSGA Funds Management, Inc.: 1-800-242-0134
or visit www.ssga.com
Shareholder Services	47

Trustees
Patrick J. Riley, Chairperson
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Mark E. Swanson
Officers
Ann M. Carpenter, President and Principal Executive Officer; Deputy Treasurer
Bruce S. Rosenberg, Treasurer and Principal Financial Officer
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
David K. Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Vedran Vukovic, Assistant Treasurer
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Andrew J. DeLorme, Chief Legal Officer
David Barr, Secretary
E. Gerard Maiorana, Jr., Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	June 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	June 3, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	June 3, 2024